UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1.	Report to Shareholders.

ANNUAL REPORT

JUNE 30, 2017

International High Dividend | High Dividend Equity | Small Cap Value

Value | Emerging Markets High Dividend | Enhanced Equity Income

Cullen Funds Trust	Shareholder Letter
June 30, 2017 (Unaudited)

August 24, 2017

Retail Class Performance for the fiscal year ended June 30, 2017 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	11.35%
S&P 500 Index	17.90%
Cullen International High Dividend Fund	12.72%
MSCI EAFE Index	20.83%
Cullen Small Cap Value Fund	20.81%
Russell 2500 Value Index	18.36%
Cullen Value Fund	16.19%
S&P 500 Index	17.90%
Cullen Emerging Markets High Dividend Fund	16.96%
MSCI Emerging Markets Index	23.75%
Cullen Enhanced Equity Income Fund	10.59%
CBOE S&P 500 BuyWrite Index	12.06%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 48-55 of this annual report.

Portfolio Review-High Dividend Fund

The High Dividend Fund’s performance versus the S&P 500 Index during the period was primarily due to the Fund’s overweight allocation to Consumer Staples and Telecommunication Services and underweight allocation to Information Technology. Stock selection in Consumer Staples partially offset relative performance as did the Fund’s overweight allocation to Financials. Additionally, the Fund’s average cash balance of approximately 2% contributed to relative performance during the period.

Portfolio Review-International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to sector allocation effects, most notably its overweight allocation to the Consumer Staples and Telecommunications and underweight allocation to Materials. Stock selection in Financials, Industrials, and Health Care helped offset relative performance. The Fund’s average cash balance of approximately 3% also contributed to relative performance during the period.

Portfolio Review-Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2500 Value Index during the period was primarily due to sector allocation impacts, most notably the Fund’s overweight allocation to Industrials and lack of exposure to Utilities and Real Estate. Stock selection in Financials further contributed to relative performance while stock selection in Consumer Discretionary and Information Technology partially offset the aforementioned impacts. The Fund’s average cash balance of approximately 12% contributed negatively to relative performance during the period.

Portfolio Review-Value Fund

The Value Fund’s performance versus the S&P 500 Index during the period was primarily due to sector allocation impacts, most notably the Fund’s underweight allocation to Information Technology and overweight allocation to Energy; the Fund’s average cash balance of approximately 8% also contributed to relative performance during the period. Stock selection within Industrials and Energy contributed positively to relative performance during the period.

Portfolio Review-Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to sector allocation impacts, most notably the Fund’s underweight allocation to Information Technology and overweight allocation to Utilities; the Fund’s average cash balance of approximately 3% and stock selection in Financials also contributed to relative performance during the period. Stock selection in Financials and Utilities partially helped offset relative performance.

Annual Report | June 30, 2017	1

Cullen Funds Trust	Shareholder Letter
June 30, 2017 (Unaudited)

Portfolio Review-Enhanced Equity Income Fund

The Enhanced Equity Income Fund’s performance versus the CBOE S&P 500 BuyWrite Index during the period was primarily due to stock selection in Financials and Information Technology, its underweight allocation to Information Technology, and average cash balance of approximately 5%. Partially offsetting relative performance was the Fund’s overweight allocation to Financials and stock selection in Consumer Staples. Covered call options are selectively written to in exchange for premiums as a way to enhance the portfolio’s income from dividends received from underlying equity securities. In addition, the Fund’s use of covered call options1 during the period contributed premiums of approximately 4.5% of average net assets during the period.

Outlook

The two most common questions we get are how will President Trump affect the market and when will we see the next recession? Our studies show that from 1968 to the present, every single five-year period featured some unnerving political events, a bear market, or both. Among the traumas, there was the Nixon resignation, 9/11, and the sub-prime financial crisis. The current US market expansion, which began in early 2009, is now in its ninth year and the second longest bull market since 1928 at 100 months in duration and up 258% from the March 2009 bottom. While financial markets have benefitted from the extraordinary low interest rate environment, the subsequent increase in debt levels has contributed to the subpar level of GDP growth in this recovery. Global debt set a new record high of $217 Trillion (over 327% of GDP), up 46% from the preceding high in 2007. Of note, the combined size of the Federal Reserve and European Central Bank, Bank of Japan, Bank of England and Swiss National Bank balance sheets have gone from $4T to $15T from 2008 to 2017. Meanwhile U.S. companies have added $7.8 Trillion of debt since 2010 with the International Monetary Fund (IMF) seeing their ability to cover interest payments at its weakest since 2008.

With the Fed raising rates, this presents a risk that while interest rates are rising from a low level, high debt levels make economies vulnerable to the increased rates. The market has taken note with the yield curve (2 to 10-year) at the lowest spread since 2007. In addition, the unwinding of the Fed’s balance sheet is also a headwind to liquidity and can potentially drain excess bank reserves.

A key beneficiary of the low interest rate regime has been the Technology sector as valuation multiples in the sector have dramatically expanded. Record fund flows into Technology ETFs throughout the year have led to extreme crowding and bullish sentiment in the sector. Technology is the best-performing sector through June 30, 2017, contributing 38% of the S&P 500’s first half gains and nearly 50% before the June sell-off. FAANG (Facebook, Amazon, Apple, Netflix, Google) and other prominent technology stocks have recently been viewed as low-volatility, safe-haven securities – the volatility of this group is lower than the S&P 500 index and their correlation to the defensive Consumer Staples and Utilities sectors is running at 5-year high, according to a Goldman Sachs, June 2017 study. Recently, FAANG free cash flow has plateaued, after doubling between 2006 and 2016, while capital expenditures have on average increased by 17%. As convergence of markets continues to accelerate, dominant technology companies must ramp up their spending to battle one another and legacy incumbents to chase the remaining growth markets that exist.

In conclusion, our experience and studies suggest that a market participant who focused on a price discipline and invested for the long term did far better than one who reacted to the political and macro-economic headlines of the day. We believe it is an additionally good time to remind of the importance of a safety net, and history shows that an investment strategy that combines a low price/earnings price discipline2, high dividend yield3, and dividend growth4 are factors that help when the market turns down.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

[1]	Covered call option is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset.

[2]	The Price-to-Earnings Ratio, or Price/Earnings, is a ratio that measures current share price relative to earnings per share.

[3]	A dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price.

[4]	Dividend growth is the annualized percentage rate of growth that a particular stock's dividend undergoes over a period of time.

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter
June 30, 2017 (Unaudited)

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index, which itself is also unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (8/17)

Annual Report | June 30, 2017	3

Cullen International High Dividend Fund – Retail Class	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Retail Class	12.72%	5.56%	0.31%	3.49%
MSCI EAFE Index	20.83%	9.18%	1.50%	4.44%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

4	www.cullenfunds.com

Cullen International High Dividend Fund – Class C	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Class C	11.90%	4.78%	-0.43%	2.75%
MSCI EAFE Index	20.83%	9.18%	1.50%	4.44%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2017	5

Cullen International High Dividend Fund – Class I	Fund Performance
June 30, 2017 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2017

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Class I	13.02%	5.81%	0.56%	3.77%
MSCI EAFE Index	20.83%	9.18%	1.50%	4.44%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $1,000,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

6	www.cullenfunds.com

Cullen International High Dividend Fund – Class R1	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	5 Year	Annualized Since Inception (3/3/10)
Cullen International High Dividend Fund – Class R1	12.17%	5.06%	4.34%
MSCI EAFE Index	20.83%	9.18%	6.34%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2017	7

Cullen International High Dividend Fund – Class R2	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	5 Year	Annualized Since Inception (3/4/10)
Cullen International High Dividend Fund – Class R2	12.52%	5.33%	4.62%
MSCI EAFE Index	20.83%	9.18%	6.43%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

8	www.cullenfunds.com

Cullen High Dividend Equity Fund – Retail Class	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

				Annualized Since
	1 Year	5 Year	10 Year	Inception (8/1/03)
Cullen High Dividend Equity Fund – Retail Class	11.35%	11.02%	5.70%	8.28%
S&P 500® Index	17.90%	14.63%	7.18%	8.95%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/1/03 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2017	9

Cullen High Dividend Equity Fund – Class C	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

				Annualized Since
	1 Year	5 Year	10 Year	Inception (10/7/04)
Cullen High Dividend Equity Fund – Class C	10.51%	10.20%	4.91%	6.73%
S&P 500® Index	17.90%	14.63%	7.18%	8.42%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

10	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class I	Fund Performance
June 30, 2017 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2017

				Annualized Since
	1 Year	5 Year	10 Year	Inception (10/7/04)
Cullen High Dividend Equity Fund – Class I	11.63%	11.30%	5.96%	7.79%
S&P 500® Index	17.90%	14.63%	7.18%	8.42%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2017	11

Cullen High Dividend Equity Fund – Class R1	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	5 Year	Annualized Since Inception (3/3/10)
Cullen High Dividend Equity Fund – Class R1	10.81%	10.46%	10.86%
S&P 500® Index	17.90%	14.63%	13.50%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

12	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class R2	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	5 Year	Annualized Since Inception (3/4/10)
Cullen High Dividend Equity Fund – Class R2	11.04%	10.68%	11.21%
S&P 500® Index	17.90%	14.63%	13.45%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2017	13

Cullen Small Cap Value Fund – Retail Class	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Retail Class	20.81%	6.44%	7.73%
Russell 2500™ Value Index	18.36%	13.69%	13.59%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

14	www.cullenfunds.com

Cullen Small Cap Value Fund – Class C	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Class C	19.89%	5.65%	6.94%
Russell 2500™ Value Index	18.36%	13.69%	13.59%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2017	15

Cullen Small Cap Value Fund – Class I	Fund Performance
June 30, 2017 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Class I	21.11%	6.64%	7.97%
Russell 2500™ Value Index	18.36%	13.69%	13.59%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $1,000,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

16	www.cullenfunds.com

Cullen Value Fund – Retail Class	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Retail Class	16.19%	11.77%
S&P 500® Index	17.90%	14.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2017	17

Cullen Value Fund – Class C	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class C	15.30%	10.92%
S&P 500® Index	17.90%	14.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

18	www.cullenfunds.com

Cullen Value Fund – Class I	Fund Performance
June 30, 2017 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class I	16.53%	12.05%
S&P 500® Index	17.90%	14.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2017	19

Cullen Emerging Markets High
Dividend Fund – Retail Class	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund – Retail Class	16.96%	4.26%
MSCI Emerging Markets Index	23.75%	3.75%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

20	www.cullenfunds.com

Cullen Emerging Markets High
Dividend Fund – Class C	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund - Class C	16.02%	3.47%
MSCI Emerging Markets Index	23.75%	3.75%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2017	21

Cullen Emerging Markets High
Dividend Fund – Class I	Fund Performance
June 30, 2017 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund - Class I	17.14%	4.55%
MSCI Emerging Markets Index	23.75%	3.75%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $1,000,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

22	www.cullenfunds.com

Cullen Enhanced Equity Income Fund – Retail Class	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Retail Class	10.59%	11.25%
CBOE S&P 500 BuyWrite	12.06%	9.44%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $10,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2017	23

Cullen Enhanced Equity Income Fund – Class C	Fund Performance
June 30, 2017 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Class C	9.66%	10.46%
CBOE S&P 500 BuyWrite	12.06%	9.44%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $10,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

24	www.cullenfunds.com

Cullen Enhanced Equity Income Fund – Class I	Fund Performance
June 30, 2017 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2017

	1 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Class I	10.79%	11.58%
CBOE S&P 500 BuyWrite	12.06%	9.44%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $1,000,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2017	25

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2017 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2017 to
	Ratio(a)	January 1, 2017	June 30, 2017	June 30, 2017(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,127.70	$6.59
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$1,123.70	$10.53
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$1,128.10	$5.28
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class R1
Actual	1.75%	$1,000.00	$1,124.80	$9.22
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class R2
Actual	1.50%	$1,000.00	$1,126.10	$7.91
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.36	$7.50

26	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2017 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2017 to
	Ratio(a)	January 1, 2017	June 30, 2017	June 30, 2017(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,083.70	$5.17
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class C
Actual	1.75%	$1,000.00	$1,077.50	$9.01
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class I
Actual	0.75%	$1,000.00	$1,085.60	$3.88
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

Class R1
Actual	1.50%	$1,000.00	$1,081.50	$7.74
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.36	$7.50

Class R2
Actual	1.25%	$1,000.00	$1,082.30	$6.45
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$992.80	$6.18
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$988.70	$9.86
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$993.70	$4.94
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,075.30	$5.15
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class C
Actual	1.75%	$1,000.00	$1,071.40	$8.99
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class I
Actual	0.75%	$1,000.00	$1,076.70	$3.86
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

Annual Report | June 30, 2017	27

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2017 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2017 to
	Ratio(a)	January 1, 2017	June 30, 2017	June 30, 2017(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,168.60	$6.72
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$1,164.80	$10.74
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$1,170.10	$5.38
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$1,062.30	$5.11
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class C
Actual	1.75%	$1,000.00	$1,059.00	$8.93
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class I
Actual	0.75%	$1,000.00	$1,064.40	$3.84
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

(a)	Annualized, based on the Fund's most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund's prospectuses for more information regarding waivers and/or reimbursements.

28	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2017

		Value
	Shares	(Note 2)
COMMON STOCKS - 90.28%
Australia - 1.95%
Sonic Healthcare Ltd.	250,000	$4,653,874

Canada - 4.50%
BCE, Inc.	62,700	2,824,008
Manulife Financial Corp.	247,200	4,637,472
Vermilion Energy, Inc.	103,400	3,280,287
		10,741,767

France - 10.50%
BNP Paribas SA	94,340	6,794,748
Cie Generale des Etablissements Michelin	37,850	5,032,020
Engie SA	270,980	4,090,044
Sanofi	51,775	4,953,136
TOTAL SA - Sponsored ADR	84,600	4,195,314
		25,065,262

Germany - 10.84%
Allianz SE	32,740	6,446,730
Deutsche Telekom AG	188,000	3,375,467
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	15,610	3,147,706
ProSiebenSat.1 Media SE	132,905	5,561,863
Siemens AG	53,480	7,351,247
		25,883,013

Hong Kong - 2.64%
BOC Hong Kong Holdings Ltd.	1,315,500	6,293,210

Indonesia - 0.05%
Telekomunikasi Indonesia Persero Tbk PT	320,000	108,528

Ireland - 2.93%
Smurfit Kappa Group PLC	224,035	6,991,396

Japan - 5.01%
Honda Motor Co. Ltd.	92,000	2,506,228
Japan Tobacco, Inc.	154,500	5,421,752
Nippon Telegraph & Telephone Corp.	85,130	4,019,029
		11,947,009

Netherlands - 4.86%
ING Groep NV	385,980	6,656,796
Unilever NV	89,200	4,930,084
		11,586,880

Norway - 1.25%
Orkla ASA	294,350	2,991,537

		Value
	Shares	(Note 2)
Russia - 0.90%
MMC Norilsk Nickel PJSC - ADR	155,980	$2,141,605

Singapore - 3.57%
Singapore Telecommunications Ltd.	669,000	1,890,256
United Overseas Bank Ltd.	394,500	6,624,907
		8,515,163

Sweden - 3.45%
Investor AB, Class B	170,931	8,237,443

Switzerland - 14.88%
ABB Ltd. - Sponsored ADR	287,950	7,169,955
Nestle SA	74,850	6,513,956
Novartis AG - Sponsored ADR	69,905	5,834,970
Roche Holding AG	20,250	5,157,003
UBS Group AG	356,625	6,039,827
Zurich Insurance Group AG	16,500	4,802,534
		35,518,245

Taiwan - 2.47%
Advanced Semiconductor Engineering, Inc.	4,600,000	5,904,997

United Kingdom - 20.48%
AstraZeneca PLC - Sponsored ADR	86,110	2,935,490
BAE Systems PLC	723,400	5,968,791
British American Tobacco PLC - Sponsored ADR	89,930	6,163,802
Diageo PLC	154,050	4,551,575
GlaxoSmithKline PLC	275,720	5,873,271
HSBC Holdings PLC	810,133	7,538,462
Imperial Brands PLC	65,100	2,923,967
Royal Dutch Shell PLC, Class B	98,700	2,651,382
Smiths Group PLC	289,000	6,011,239
SSE PLC	101,375	1,918,482
Vodafone Group PLC - Sponsored ADR	81,620	2,344,942
		48,881,403

TOTAL COMMON STOCKS (Cost $172,341,209)		215,461,332

PREFERRED STOCK - 1.35%
Brazil - 1.35%
Telefonica Brasil SA	238,150	3,225,510

TOTAL PREFERRED STOCK (Cost $3,315,486)		3,225,510

See Notes to Financial Statements.

Annual Report | June 30, 2017	29

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2017

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 6.61%
JPMorgan U.S. Government Money Fund, Institutional Class	0.810%	15,766,010	$15,766,010

TOTAL SHORT TERM INVESTMENTS (Cost $15,766,010)			15,766,010

TOTAL INVESTMENTS 98.24% (Cost $191,422,705)			$234,452,852

Other Assets In Excess Of Liabilities and 1.76%			4,213,894

NET ASSETS 100.00%			$238,666,746

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	28.17%	$67,219,835
Health Care	12.32	29,407,744
Industrials	11.10	26,501,232
Consumer Staples	8.63	20,599,379
Consumer, Cyclical	5.49	13,100,111
Consumer, Non-cyclical	5.41	12,897,294
Energy	4.25	10,126,983
Communications	3.10	7,394,496
Telecommunication Services	3.00	7,167,734
Basic Materials	2.93	6,991,396
Utilities	2.51	6,008,526
Technology	2.47	5,904,997
Materials	0.90	2,141,605
TOTAL COMMON STOCKS	90.28	215,461,332

PREFERRED STOCK
Communications	1.35	3,225,510
TOTAL PREFERRED STOCK	1.35	3,225,510

SHORT TERM INVESTMENTS	6.61	15,766,010

TOTAL INVESTMENTS	98.24%	$234,452,852
Other Assets In Excess Of Liabilities	1.76	4,213,894
TOTAL NET ASSETS	100.00%	$238,666,746

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
30	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2017

		Value
	Shares	(Note 2)
COMMON STOCKS - 98.15%
Aerospace & Defense - 4.86%
Boeing Co.	187,600	$37,097,900
Raytheon Co.	322,935	52,147,544
		89,245,444

Auto Parts & Equipment - 1.66%
Adient PLC	35,325	2,309,548
Johnson Controls International PLC	651,750	28,259,880
		30,569,428

Communications Equipment - 5.35%
Cisco Systems, Inc.	1,780,050	55,715,565
Corning, Inc.	1,413,415	42,473,121
		98,188,686

Distillers & Vintners - 2.90%
Diageo PLC - Sponsored ADR	445,000	53,324,350

Distributors - 3.03%
Genuine Parts Co.	598,890	55,553,036

Diversified Banks - 8.37%
HSBC Holdings PLC - Sponsored ADR	837,600	38,856,264
JPMorgan Chase & Co.	770,000	70,378,000
Wells Fargo & Co.	801,000	44,383,410
		153,617,674

Diversified Chemicals - 3.58%
EI du Pont de Nemours & Co.	815,110	65,787,528

Electric Utilities - 3.79%
NextEra Energy, Inc.	496,625	69,592,061

Household Products - 5.75%
Kimberly-Clark Corp.	429,150	55,407,557
Unilever NV	907,194	50,140,612
		105,548,169

Industrial Conglomerates - 5.84%
3M Co.	259,922	54,113,161
General Electric Co.	1,963,870	53,044,129
		107,157,290

Integrated Oil & Gas - 6.80%
Chevron Corp.	554,850	57,887,500
ConocoPhillips	838,450	36,858,262
Royal Dutch Shell PLC, - Class B,
Sponsored ADR	553,800	30,143,334
		124,889,096

		Value
	Shares	(Note 2)
Integrated Telecommunication - 3.14%
BCE, Inc.	1,280,098	$57,655,614

Integrated Telecommunication Services -2.79%
AT&T, Inc.	1,356,850	51,193,950

Life & Health Insurance - 3.20%
MetLife, Inc.	1,069,150	58,739,101

Pharmaceuticals - 15.61%
AstraZeneca PLC - Sponsored ADR	1,258,986	42,918,833
Eli Lilly & Co.	466,050	38,355,915
Johnson & Johnson	471,350	62,354,891
Merck & Co., Inc.	821,600	52,656,344
Novartis AG - Sponsored ADR	576,446	48,115,948
Pfizer, Inc.	1,254,479	42,137,949
		286,539,880

Property & Casualty Insurance - 5.84%
Chubb Ltd.	379,025	55,102,655
Travelers Cos., Inc.	412,400	52,180,972
		107,283,627

Semiconductors - 2.26%
Intel Corp.	1,232,650	41,589,611

Specialized REITs - 4.71%
HCP, Inc.	676,150	21,609,754
Welltower, Inc.	868,050	64,973,543
		86,583,297

Systems Software - 3.30%
Microsoft Corp.	879,950	60,654,954

Tobacco - 5.37%
Altria Group, Inc.	728,900	54,281,183
Philip Morris International, Inc.	376,719	44,245,647
		98,526,830

TOTAL COMMON STOCKS (Cost $1,041,179,080)		1,802,239,626

See Notes to Financial Statements.
Annual Report | June 30, 2017	31

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2017

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 1.22%
JPMorgan U.S. Government Money Fund, Institutional Class	0.810%	22,407,451	$22,407,451

TOTAL SHORT TERM INVESTMENTS (Cost $22,407,451)			22,407,451

TOTAL INVESTMENTS 99.37% (Cost $1,063,586,531)			$1,824,647,077

Other Assets In Excess Of Liabilities and 0.63%			11,488,624

NET ASSETS 100.00%			$1,836,135,701

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	17.41%	$319,640,402
Health Care	15.61	286,539,880
Consumer Staples	14.02	257,399,349
Information Technology	10.91	200,433,251
Industrials	10.70	196,402,734
Energy	6.80	124,889,096
Telecommunication Services	5.93	108,849,564
Financials REITS/Property	4.71	86,583,297
Consumer Discretionary	4.57	83,812,916
Utilities	3.79	69,592,061
Basic Materials	3.58	65,787,528
Consumer, Cyclical	0.12	2,309,548
TOTAL COMMON STOCKS	98.15	1,802,239,626

SHORT TERM INVESTMENTS	1.22	22,407,451

TOTAL INVESTMENTS	99.37%	$1,824,647,077
Other Assets In Excess Of Liabilities	0.63	11,488,624
TOTAL NET ASSETS	100.00%	$1,836,135,701

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
32	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2017

		Value
	Shares	(Note 2)
COMMON STOCKS - 94.76%
Aerospace & Defense - 3.22%
Orbital ATK, Inc.	1,260	$123,934

Airlines - 1.90%
JetBlue Airways Corp.(a)	3,210	73,284

Apparel - 3.12%
Carter's, Inc.	1,350	120,082

Auto Parts & Equipment - 2.31%
Motorcar Parts of America, Inc.(a)	3,150	88,956

Commercial Services - 5.73%
Aaron's, Inc.	2,440	94,916
Robert Half International, Inc.	2,620	125,577
		220,493

Communications - 3.24%
Mitel Networks Corp.(a)	16,960	124,656

Computer Hardware - 2.04%
Avnet, Inc.	2,020	78,538

Computers - 3.37%
Ingenico Group SA - ADR	7,120	129,726

Construction & Engineering - 4.12%
Quanta Services Inc(a)	4,820	158,674

Electronic Equipment & Instruments - 6.74%
Babcock & Wilcox Enterprises, Inc.(a)	9,200	108,192
Orbotech Ltd.(a)	4,640	151,357
		259,549

Healthcare-Services - 7.99%
Brookdale Senior Living, Inc.(a)	5,045	74,212
Capital Senior Living Corp.(a)	3,960	60,232
Ensign Group, Inc.	7,950	173,071
		307,515

Household Products/Wares - 3.35%
Helen of Troy Ltd.(a)	1,370	128,917

Insurance - 4.28%
Assured Guaranty Ltd.	1,020	42,575
United Insurance Holdings Corp.	7,760	122,065
		164,640

Machinery-Diversified - 3.32%
AGCO Corp.	1,900	128,041

		Value
	Shares	(Note 2)
Media - 3.06%
Scripps Networks Interactive, Inc., Class A	1,725	$117,835

Miscellaneous Manufacturing - 1.16%
American Outdoor Brands Corp.(a)	2,015	44,652

Oil & Gas - 1.30%
Parsley Energy, Inc., Class A(a)	1,800	49,950

Oil & Gas Exploration & Production - 1.66%
Cimarex Energy Co.	680	63,927

Oil & Gas Services - 5.68%
Dril-Quip, Inc.(a)	1,270	61,976
Matrix Service Co.(a)	16,750	156,612
		218,588

Regional Banks - 10.03%
Bank of the Ozarks	2,300	107,801
CVB Financial Corp.	2,950	66,168
First Bancorp/Southern Pines, NC	3,400	106,284
National Bank Holdings Corp., Class A	3,200	105,952
		386,205

Retail - 2.96%
AutoNation, Inc.(a)	1,890	79,682
AutoZone, Inc.(a)	60	34,228
		113,910

Savings & Loans - 6.54%
HomeStreet, Inc.(a)	4,810	133,117
United Community Financial Corp.	14,280	118,667
		251,784

Software - 2.93%
Verint Systems, Inc.(a)	2,770	112,739

Technology - 4.71%
Quality Systems, Inc.(a)	10,530	181,221

TOTAL COMMON STOCKS (Cost $2,975,168)		3,647,816

EXCHANGE-TRADED FUNDS - 3.29%
iShares Russell Mid-Cap Value ETF	350	29,432

See Notes to Financial Statements.
Annual Report | June 30, 2017	33

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2017

		Value
	Shares	(Note 2)
Exchange-Traded Funds (continued)
PowerShares Global Gold and Precious Metals Portfolio	5,145	$97,343
		126,775

TOTAL EXCHANGE-TRADED FUNDS (Cost $128,174)		126,775

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 2.68%
JPMorgan U.S. Government Money Fund, Institutional Class	0.810%	103,139	103,139

TOTAL SHORT TERM INVESTMENTS (Cost $103,139)			103,139

TOTAL INVESTMENTS 100.73% (Cost $3,206,481)			$3,877,730

Liabilities In Excess Of Other Assets ((0.73)%)			(27,917)

NET ASSETS 100.00%			$3,849,813

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	20.85%	$802,629
Industrials	16.98	654,162
Consumer, Cyclical	13.92	535,699
Technology	13.47	518,478
Health Care	12.70	488,736
Energy	8.64	332,465
Information Technology	4.85	186,730
Consumer, Non-cyclical	3.35	128,917
TOTAL COMMON STOCKS	94.76	3,647,816

EXCHANGE-TRADED FUNDS
Exchange-Traded Funds	3.29	126,775
TOTAL EXCHANGE-TRADED FUNDS	3.29	126,775

SHORT TERM INVESTMENTS	2.68	103,139

TOTAL INVESTMENTS	100.73%	$3,877,730
Liabilities in Excess of Other Assets	(0.73)	(27,917)
TOTAL NET ASSETS	100.00%	$3,849,813

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
34	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
June 30, 2017

		Value
	Shares	(Note 2)
COMMON STOCKS - 90.45%
Aerospace & Defense - 5.74%
Boeing Co.	4,400	$870,100
Raytheon Co.	6,350	1,025,398
		1,895,498

Auto Parts & Equipment - 1.41%
Adient PLC	987	64,530
BorgWarner, Inc.	9,500	402,420
		466,950

Communications Equipment - 3.09%
Cisco Systems, Inc.	32,600	1,020,380

Diversified Banks - 10.18%
Citigroup, Inc.	17,100	1,143,648
JPMorgan Chase & Co.	12,600	1,151,640
Wells Fargo & Co.	19,200	1,063,872
		3,359,160

Electronics - 2.76%
Arrow Electronics, Inc.(a)	11,600	909,672

Gold - 2.28%
Newmont Mining Corp.	23,200	751,448

Health Care Equipment - 3.14%
Medtronic PLC	11,660	1,034,825

Heavy Electrical Equipment - 2.29%
ABB Ltd. - Sponsored ADR	30,350	755,715

Household Products - 2.18%
Unilever NV	12,990	717,957

Industrial Conglomerates - 2.84%
3M Co.	4,500	936,855

Integrated Oil & Gas - 3.08%
Chevron Corp.	9,750	1,017,218

Integrated Telecommunication Services - 2.48%
AT&T, Inc.	21,700	818,741

Investment Banking & Brokerage - 2.05%
Morgan Stanley	15,200	677,312

Life & Health Insurance - 2.24%
MetLife, Inc.	13,480	740,591

Life Sciences Tools & Services - 2.38%
Thermo Fisher Scientific, Inc.	4,500	785,115

		Value
	Shares	(Note 2)
Managed Health Care - 3.33%
Aetna, Inc.	7,250	$1,100,767

Miscellaneous Manufacturing - 3.50%
Siemens AG - Sponsored ADR	16,700	1,154,805

Movies & Entertainment - 2.22%
Walt Disney Co.	6,900	733,125

Oil & Gas Equipment & Services - 2.08%
Halliburton Co.	16,050	685,496

Pharmaceuticals - 12.75%
GlaxoSmithKline PLC - Sponsored ADR	13,800	595,056
Johnson & Johnson	5,915	782,495
Mallinckrodt PLC(a)	1,477	66,184
Merck & Co., Inc.	15,150	970,964
Novartis AG - Sponsored ADR	9,600	801,312
Pfizer, Inc.	29,550	992,585
		4,208,596

Property & Casualty Insurance - 9.18%
Allstate Corp.	8,600	760,584
Chubb Ltd.	8,306	1,207,526
Travelers Cos., Inc.	8,400	1,062,852
		3,030,962

Regional Banks - 2.87%
BB&T Corp.	20,850	946,798

Systems Software - 6.38%
Microsoft Corp.	15,850	1,092,541
Oracle Corp.	20,200	1,012,828
		2,105,369

TOTAL COMMON STOCKS (Cost $19,697,159)		29,853,355

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 9.60%
JPMorgan U.S. Government Money Fund, Institutional Class	0.810%	3,169,278	3,169,278

TOTAL SHORT TERM INVESTMENTS (Cost $3,169,278)			3,169,278

See Notes to Financial Statements.
Annual Report | June 30, 2017	35

Cullen Value Fund	Schedule of Investments
June 30, 2017

			Value
	7-Day Yield	Shares	(Note 2)
TOTAL INVESTMENTS 100.05%
(Cost $22,866,437)			$33,022,633

Liabilities In Excess Of Other Assets ((0.05)%)			(15,404)

NET ASSETS 100.00%			$33,007,229

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	26.52%	$8,754,823
Health Care	21.60	7,129,303
Industrials	14.37	4,742,873
Information Technology	9.47	3,125,749
Energy	5.16	1,702,714
Consumer Discretionary	3.44	1,135,545
Technology	2.76	909,672
Telecommunication Services	2.48	818,741
Materials	2.28	751,448
Consumer Staples	2.18	717,957
Consumer, Cyclical	0.19	64,530
TOTAL COMMON STOCKS	90.45	29,853,355

SHORT TERM INVESTMENTS	9.60	3,169,278

TOTAL INVESTMENTS	100.05%	$33,022,633
Liabilities in Excess of Other Assets	(0.05)	(15,404)
TOTAL NET ASSETS	100.00%	$33,007,229

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
36	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2017

		Value
	Shares	(Note 2)
COMMON STOCKS - 87.84%
Austria - 2.53%
Erste Group Bank AG	214,060	$8,196,488

Brazil - 6.76%
AES Tiete Energia SA	993,462	4,099,316
Ambev SA - ADR	763,550	4,191,890
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	675,100	3,996,109
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	564,100	5,370,232
Telefonica Brasil SA - ADR	317,750	4,286,448
		21,943,995

Cambodia - 0.32%
NagaCorp Ltd.	1,950,000	1,024,022

Chile - 0.36%
Vina Concha y Toro SA	745,970	1,154,086

China - 1.97%
China Petroleum & Chemical Corp.,
Class H	2,854,000	2,226,189
Great Wall Motor Co. Ltd., Class H	3,381,500	4,175,199
		6,401,388

Czech Republic - 1.16%
Moneta Money Bank AS(a)(b)	1,128,450	3,779,732

Greece - 2.23%
OPAP SA	639,800	7,234,407

Hong Kong - 17.37%
AIA Group Ltd.	1,440,000	10,522,258
China Everbright Ltd.	3,274,000	7,128,832
China Mobile Ltd. - Sponsored ADR	75,900	4,029,531
Greatview Aseptic Packaging Co. Ltd.	733,160	457,318
IGG, Inc.	3,710,000	5,721,253
Sands China Ltd.	1,117,000	5,114,698
Times Property Holdings Ltd.	4,850,000	3,031,464
Value Partners Group Ltd.	7,713,850	7,024,761
WH Group Ltd.(a)(b)	5,230,000	5,278,599
Xinhua Winshare Publishing and
Media Co. Ltd., Class H	1,980,000	1,661,106
Xinyi Glass Holdings Ltd.	3,750,000	3,712,800
Xtep International Holdings Ltd.	6,915,000	2,665,935
		56,348,555

Hungary - 1.00%
Magyar Telekom Telecommunications
PLC	1,866,250	3,257,522

India - 3.75%
ICICI Bank Ltd. - Sponsored ADR	1,061,225	9,519,188
		Value
	Shares	(Note 2)
India (continued)
RHT Health Trust	4,072,200	$2,647,263
		12,166,451

Indonesia - 4.68%
Bank Rakyat Indonesia Persero Tbk PT	5,050,000	5,778,466
Gudang Garam Tbk PT	863,300	5,071,948
Telekomunikasi Indonesia Persero Tbk PT	12,775,000	4,332,620
		15,183,034

Israel - 2.21%
Elbit Systems Ltd.	58,050	7,160,668

Mexico - 1.45%
PLA Administradora Industrial S de RL de CV	2,554,250	4,702,114

Poland - 0.94%
Asseco Poland SA	232,774	3,063,535

Russia - 5.12%
Globaltrans Investment PLC - Sponsored GDR(a)	788,337	5,991,361
LUKOIL PJSC - Sponsored ADR	124,500	6,063,150
MMC Norilsk Nickel PJSC - ADR	92,700	1,279,260
Mobile TeleSystems PJSC - Sponsored ADR	64,400	539,672
Sberbank of Russia PJSC - Sponsored ADR	265,650	2,749,478
		16,622,921

Singapore - 1.18%
Ascendas India Trust	4,663,900	3,844,944

South Africa - 0.64%
Remgro Ltd.	126,800	2,068,926

South Korea - 16.21%
Doosan Bobcat, Inc.	107,000	3,329,284
Hanon Systems	670,374	6,034,919
Hyundai Motor Co.	41,590	5,797,846
KT&G Corp.	55,000	5,624,262
Macquarie Korea Infrastructure Fund	425,000	3,201,940
Saigon Securities, Inc.	4,180,000	5,084,554
Samsung Electronics Co. Ltd.	5,970	12,402,823
Samsung Life Insurance Co. Ltd.	63,000	6,442,337
SK Telecom Co. Ltd.	20,100	4,672,989
		52,590,954

Taiwan - 14.70%
Advanced Semiconductor Engineering, Inc.	3,418,856	4,388,768
Asian Pay Television Trust	7,770,000	3,216,924

See Notes to Financial Statements.
Annual Report | June 30, 2017	37

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2017

		Value
	Shares	(Note 2)
Taiwan (continued)
CTCI Corp.	2,660,000	$4,529,520
Ibase Technology, Inc.	1,602,332	3,128,814
King Yuan Electronics Co. Ltd.	4,000,000	4,095,990
Largan Precision Co. Ltd.	37,500	5,978,797
Mega Financial Holding Co. Ltd.	3,058,000	2,543,307
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	244,550	8,549,468
Win Semiconductors Corp.	957,649	5,257,310
Wistron NeWeb Corp.	2,018,000	6,010,217
		47,699,115

Thailand - 1.08%
Major Cineplex Group PCL	3,522,200	3,499,389

Turkey - 2.18%
Arcelik AS	954,000	7,065,964

TOTAL COMMON STOCKS (Cost $240,018,874)		285,008,210

		Value
	Shares	(Note 2)
PARTICIPATORY NOTES - 9.25%
China - 3.40%
Qingdao Haier Co. Ltd. (Issued by Morgan Stanley), Expires 01/04/2019	4,965,000	11,021,943

India - 5.85%
Coal India Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 05/19/2020	450,000	1,700,444
Indiabulls Housing Finance Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 01/30/2020	564,366	9,396,132
Power Grid Corp Of India Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/27/2019	2,420,308	7,883,904
		18,980,480

TOTAL PARTICIPATORY NOTES (Cost $25,494,925)		30,002,423
			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 1.58%
JPMorgan U.S. Government Money Fund, Institutional Class	0.810%	5,119,882	$5,119,882

TOTAL SHORT TERM INVESTMENTS (Cost $5,119,882)			5,119,882

TOTAL INVESTMENTS 98.67% (Cost $270,633,681)			$320,130,515

Other Assets In Excess Of Liabilities and 1.33%			4,333,903

NET ASSETS 100.00%			$324,464,418

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2017, the aggregate market value of those securities was $15,049,693, which represents approximately 4.64% of net assets.
(b)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2017, these securities had an aggregate value of $9,058,331 or 2.79% of net assets.

See Notes to Financial Statements.
38	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2017

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	25.34%	$82,215,838
Technology	10.78	34,994,958
Consumer, Cyclical	9.54	30,947,276
Information Technology	7.27	23,602,017
Industrials	7.13	23,079,759
Consumer, Non-cyclical	6.57	21,320,785
Consumer Discretionary	5.26	17,039,009
Communications	2.92	9,499,109
Utilities	2.92	9,469,548
Telecommunication Services	2.58	8,362,151
Energy	2.55	8,289,339
Real Estate Investment Trusts	1.45	4,702,114
Financials REITS/Property	1.18	3,844,944
Telecommunications	1.00	3,257,522
Health Care	0.82	2,647,263
Materials	0.53	1,736,578
TOTAL COMMON STOCKS	87.84	285,008,210

PARTICIPATORY NOTES
Consumer Discretionary	3.40	11,021,943
Financials	2.90	9,396,132
Utilities	2.43	7,883,904
Energy	0.52	1,700,444
TOTAL PARTICIPATORY NOTES	9.25	30,002,423

SHORT TERM INVESTMENTS	1.58	5,119,882

TOTAL INVESTMENTS	98.67%	$320,130,515
Other Assets In Excess Of Liabilities	1.33	4,333,903
TOTAL NET ASSETS	100.00%	$324,464,418

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
Annual Report | June 30, 2017	39

Cullen Enhanced Equity Income Fund	Schedule of Investments
June 30, 2017

		Value
	Shares	(Note 2)
COMMON STOCKS - 96.33%
Aerospace & Defense - 1.89%
Boeing Co.	2,350	$464,712

Agriculture - 1.93%
Archer-Daniels-Midland Co.(a)	11,450	473,801

Auto Parts & Equipment - 2.51%
Johnson Controls International PLC	14,220	616,579

Communications Equipment - 5.49%
Cisco Systems, Inc.	27,780	869,514
Corning, Inc.(a)	15,950	479,297
		1,348,811

Distributors - 2.94%
Genuine Parts Co.(a)	7,780	721,673

Diversified Banks - 7.33%
HSBC Holdings PLC - Sponsored ADR(a)	13,280	616,059
JPMorgan Chase & Co.	4,850	443,290
Wells Fargo & Co.(a)	13,350	739,724
		1,799,073

Diversified Chemicals - 2.40%
EI du Pont de Nemours & Co.(a)	7,300	589,183

Electric - 6.79%
Edison International	10,650	832,723
PPL Corp.	21,600	835,056
		1,667,779

Household Products - 2.91%
Unilever NV	12,950	715,747

Industrial Conglomerates - 5.59%
General Electric Co.	28,320	764,923
Honeywell International, Inc.	4,550	606,470
		1,371,393

Integrated Oil & Gas - 11.62%
Chevron Corp.	8,050	839,856
ConocoPhillips	13,600	597,856
Exxon Mobil Corp.(a)	8,720	703,966
Royal Dutch Shell PLC, - Class B, Sponsored ADR	13,050	710,312
		2,851,990

Integrated Telecommunication Services - 3.43%
AT&T, Inc.	22,290	841,002

Life & Health Insurance - 3.01%
MetLife, Inc.(a)	13,440	738,394
		Value
	Shares	(Note 2)
Pharmaceuticals - 14.39%
AstraZeneca PLC - Sponsored ADR	13,640	$464,987
Johnson & Johnson(a)	6,260	828,135
Merck & Co., Inc.	8,300	531,947
Novartis AG - Sponsored ADR	13,070	1,090,953
Pfizer, Inc.	18,340	616,041
		3,532,063

Property & Casualty Insurance - 5.89%
Chubb Ltd.	5,000	726,900
Travelers Cos., Inc.(a)	5,680	718,690
		1,445,590

Semiconductors - 2.44%
Intel Corp.	17,790	600,235

Specialized REITs - 6.38%
HCP, Inc.	22,820	729,327
Welltower, Inc.(a)	11,200	838,320
		1,567,647

Systems Software - 1.93%
Microsoft Corp.(a)	6,870	473,549

Telecommunications - 3.69%
Verizon Communications, Inc.	20,280	905,705

Tobacco - 3.77%
Altria Group, Inc.	6,200	461,714
Philip Morris International, Inc.(a)	3,960	465,102
		926,816

TOTAL COMMON STOCKS (Cost $23,346,004)		23,651,742

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 3.02%
JPMorgan U.S. Government Money Fund, Institutional Class	0.810%	742,205	742,205

TOTAL SHORT TERM INVESTMENTS (Cost $742,205)			742,205

See Notes to Financial Statements.
40	www.cullenfunds.com

Cullen Enhanced Equity Income Fund	Schedule of Investments
June 30, 2017

			Value
	7-Day Yield	Shares	(Note 2)
TOTAL INVESTMENTS 99.35% (Cost $24,088,209)			$24,393,947

Other Assets In Excess Of Liabilities and 0.65%			157,755

NET ASSETS 100.00%			$24,551,702

	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value

CALL OPTIONS WRITTEN (0.33%)
Archer-Daniels-Midland Co., Expires July, 2017, Exercise Price $42.00	(114)	$(4,674)
Corning, Inc., Expires July, 2017, Exercise Price $30.00	(80)	(4,800)
EI du Pont de Nemours & Co., Expires July, 2017, Exercise Price $84.50	(37)	(629)
Exxon Mobil Corp., Expires July, 2017, Exercise Price $83.00	(44)	(1,100)
Genuine Parts Co., Expires July, 2017, Exercise Price $95.00	(39)	(3,218)
HSBC Holdings PLC - Sponsored ADR, Expires July, 2017, Exercise Price $44.00	(132)	(32,736)
Johnson & Johnson, Expires July, 2017, Exercise Price $138.00	(32)	(960)
MetLife, Inc., Expires July, 2017, Exercise Price $55.00	(134)	(14,204)
Microsoft Corp., Expires July, 2017, Exercise Price $72.00	(35)	(1,680)
Philip Morris International, Inc., Expires July, 2017, Exercise Price $122.00	(39)	(2,262)
Travelers Cos., Inc., Expires July, 2017, Exercise Price $130.00	(56)	(3,080)
Wells Fargo & Co., Expires July, 2017, Exercise Price $54.50	(66)	(10,692)
Welltower, Inc., Expires July, 2017, Exercise Price $77.50	(112)	(2,240)

TOTAL CALL OPTIONS WRITTEN (Premiums received $68,895)		(82,275)

TOTAL WRITTEN OPTIONS (Premiums received $68,895)		$(82,275)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of June 30, 2017.
Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	16.23%	$3,983,057
Health Care	14.39	3,532,063
Energy	11.62	2,851,990
Information Technology	9.86	2,422,595
Industrials	7.48	1,836,105
Utilities	6.79	1,667,779
Consumer Staples	6.68	1,642,563
Financials REITS/Property	6.38	1,567,647
Consumer Discretionary	5.45	1,338,252
Communications	3.69	905,705
Telecommunication Services	3.43	841,002
Basic Materials	2.40	589,183
Consumer, Non-cyclical	1.93	473,801
TOTAL COMMON STOCKS	96.33	23,651,742

SHORT TERM INVESTMENTS	3.02	742,205
WRITTEN OPTION
Basic Materials	0.00	(629)
Health Care	0.00	(960)
Consumer, Cyclical	(0.01)	(3,218)
Technology	(0.01)	(1,680)
Energy	(0.01)	(1,100)
Information Technology	(0.02)	(4,800)
Consumer, Non-cyclical	(0.03)	(6,936)
Financials	(0.25)	(62,952)
TOTAL WRITTEN OPTION	(0.33)	(82,275)

TOTAL INVESTMENTS	99.02%	$24,311,672
Other Assets In Excess Of Liabilities	0.98	240,030
TOTAL NET ASSETS	100.00%	$24,551,702

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
Annual Report | June 30, 2017	41

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2017

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at value	$234,452,852	$1,824,647,077	$3,877,730	$33,022,633	$320,130,515	$24,393,947
Foreign currencies, at value (Cost $3,990,124, –, –, –, $513,327 and –, respectively)	3,976,270	–	–	–	530,146	–
Receivable for investments sold	1,462,092	27,661,444	–	–	862,919	–
Receivable for fund shares sold	286,903	426,020	17	1,529	2,920,123	565,800
Dividends receivable	1,987,888	4,119,880	888	34,954	1,691,147	53,313
Receivable due from Investment Advisor	–	–	14,967	–	–	11,990
Prepaid expenses and other assets	23,175	23,551	7,619	4,975	5,466	12,074
Total Assets	242,189,180	1,856,877,972	3,901,221	33,064,091	326,140,316	25,037,124
LIABILITIES:
Written options, at value (Premiums received –, –, –, –, – and $68,895, respectively)	–	–	–	–	–	82,275
Payable to Investment Advisor	137,791	1,049,919	–	4,155	169,441	–
Payable for investments purchased	3,025,933	18,067,133	–	–	1,149,109	284,387
Payable for shares redeemed	252,612	1,295,618	–	–	196,170	62,304
Distribution fees payable	11,045	142,766	149	489	5,798	2,381
Trustees' fees and expenses payable	20,000	20,000	20,000	20,000	20,000	20,000
Accrued expenses and other liabilities	75,053	166,835	31,259	32,218	135,380	34,075
Total Liabilities	3,522,434	20,742,271	51,408	56,862	1,675,898	485,422
NET ASSETS	$238,666,746	$1,836,135,701	$3,849,813	$33,007,229	$324,464,418	$24,551,702

NET ASSETS CONSIST OF
Paid-in capital	$243,870,072	$969,564,306	$2,581,570	$21,534,139	$315,850,124	$24,052,325
Undistributed net investment income/(loss)	179,660	–	(7,456)	14,405	203,113	(13)
Accumulated net realized gain/(loss)	(48,381,046)	105,498,593	604,450	1,302,489	(41,106,070)	207,031
Net unrealized appreciation	42,998,060	761,072,802	671,249	10,156,196	49,517,251	292,359
NET ASSETS	$238,666,746	$1,836,135,701	$3,849,813	$33,007,229	$324,464,418	$24,551,702
INVESTMENTS, AT COST	$191,422,705	$1,063,586,531	$3,206,481	$22,866,437	$270,633,681	$24,088,209

See Notes to Financial Statements.
42	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2017

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$10.30	$18.61	$13.88	$15.30	$10.67	$10.66
Net Assets	$41,377,216	$339,568,294	$471,031	$594,867	$16,755,317	$1,931,783
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	4,017,767	18,243,490	33,940	38,877	1,569,932	181,302

Class C:
Net Asset Value, offering and redemption price per share	$10.27	$18.46	$13.14	$15.28	$10.57	$10.67
Net Assets	$2,902,184	$87,141,504	$64,716	$444,780	$2,999,101	$2,540,001
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	282,640	4,720,916	4,925	29,100	283,721	237,997

Class I:
Net Asset Value, offering and redemption price per share	$10.37	$18.62	$14.11	$15.29	$10.73	$10.70
Net Assets	$194,200,579	$1,405,326,088	$3,314,066	$31,967,582	$304,710,000	$20,079,918
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	18,722,897	75,473,139	234,881	2,090,458	28,385,578	1,876,665

Class R1:
Net Asset Value, offering and redemption price per share	$11.90	$16.39	N/A	N/A	N/A	N/A
Net Assets	$65,851	$495,970	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	5,533	30,262	N/A	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$11.82	$16.57	N/A	N/A	N/A	N/A
Net Assets	$120,916	$3,603,845	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	10,233	217,483	N/A	N/A	N/A	N/A

See Notes to Financial Statements.
Annual Report | June 30, 2017	43

Cullen Funds Trust	Statements of Operations
Year Ended June 30, 2017

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends*	$8,220,198	$62,198,738	$45,329	$793,342	$11,146,075	$336,512
Total Investment Income	8,220,198	62,198,738	45,329	793,342	11,146,075	336,512
EXPENSES
Investment advisory fees (Note 6)	2,177,234	19,139,322	49,005	327,715	2,679,427	100,424
Administrative fees	72,086	501,479	3,978	10,949	88,007	5,374
Distribution fees (Note 7)
Retail	90,853	835,064	1,676	1,590	35,973	2,685
Class C	32,072	907,850	735	4,305	31,245	8,912
Class R1	305	12,861	N/A	N/A	N/A	N/A
Class R2	284	8,995	N/A	N/A	N/A	N/A
Shareholder services fees (Note 8)
Class R2	N/A	8,995	N/A	N/A	N/A	N/A
Registration and filing fees	79,150	97,867	47,744	46,603	57,714	57,001
Custody fees	82,693	105,449	2,681	2,220	494,657	10,091
Transfer agent fees	74,956	261,587	39,441	40,440	42,953	39,301
Legal fees	18,426	18,426	18,426	18,426	18,426	19,077
Professional fees	52,369	44,477	42,587	40,036	42,588	39,337
Shareholder reports	10,507	97,710	531	1,520	10,834	495
Trustees' fees	80,000	80,000	80,000	80,000	80,000	80,000
Other expenses	14,116	73,412	3,008	3,657	16,017	3,376
Total Expenses	2,785,051	22,193,494	289,812	577,461	3,597,841	366,073
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(82,067)	(1,059,245)	(32,154)	(6,339)	(45,550)	(30,477)
Class C	(7,111)	(287,941)	(3,626)	(4,270)	(9,785)	(25,236)
Class I	(395,222)	(4,698,693)	(202,633)	(315,159)	(795,536)	(223,010)
Class R1	N/A	(1,725)	N/A	N/A	N/A	N/A
Class R2	N/A	(11,391)	N/A	N/A	N/A	N/A
Net Expenses	2,300,651	16,134,499	51,399	251,693	2,746,970	87,350
Net Investment Income/(Loss)	5,919,547	46,064,239	(6,070)	541,649	8,399,105	249,162
Net realized gain/(loss) on:
Investments	755,734	121,513,400	957,686	1,826,769	(3,416,539)	535,718
Written options	–	–	–	–	–	192,980
Foreign currency related transactions	(84,670)	7,918	(133)	(108)	(387,047)	(18)
Total Net Realized Gain/(Loss)	671,064	121,521,318	957,553	1,826,661	(3,803,586)	728,680
Net change in unrealized appreciation/(depreciation) on:
Investments	17,824,705	40,339,995	139,395	2,588,777	38,853,048	63,039
Written options	–	–	–	–	–	(3,898)
Foreign currency related transactions	22,876	12,256	–	–	90,961	–
Total net change in unrealized appreciation/(depreciation)	17,847,581	40,352,251	139,395	2,588,777	38,944,009	59,141
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	18,518,645	161,873,569	1,096,948	4,415,438	35,140,423	787,821
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,438,192	$207,937,808	$1,090,878	$4,957,087	$43,539,528	$1,036,983
*Foreign taxes withheld on dividends	$726,556	$932,100	$326	$15,432	$734,210	$4,225

See Notes to Financial Statements.
44	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016
OPERATIONS
Net investment income	$5,919,547	$6,545,214	$46,064,239	$50,716,786
Net realized gain/(loss)	671,064	(12,992,235)	121,521,318	67,716,480
Net change in unrealized appreciation/(depreciation)	17,847,581	(11,922,849)	40,352,251	82,552,929
Net Increase/(Decrease) in Net Assets Resulting from Operations	24,438,192	(18,369,870)	207,937,808	200,986,195
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(959,374)	(923,519)	(7,541,436)	(8,599,685)
Class C	(53,365)	(54,063)	(1,456,474)	(1,572,033)
Class I	(4,880,817)	(5,207,389)	(37,072,063)	(40,065,591)
Class R1	(1,068)	(1,028)	(56,880)	(81,850)
Class R2	(2,160)	(3,162)	(80,815)	(84,213)
From net realized gains
Retail	–	–	(8,799,104)	(9,896,555)
Class C	–	–	(2,404,755)	(2,372,777)
Class I	–	–	(39,462,095)	(39,651,616)
Class R1	–	–	(101,450)	(136,062)
Class R2	–	–	(108,437)	(98,733)
Net Decrease in Net Assets from Distributions	(5,896,784)	(6,189,161)	(97,083,509)	(102,559,115)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	15,437,844	18,345,623	56,447,621	69,785,541
Class C	1,001,993	280,912	5,645,182	7,227,000
Class I	78,871,966	91,145,916	222,060,093	259,485,873
Class R1	1,043	1,128	385,826	200,589
Class R2	9,859	19,316	441,509	414,932
Dividends reinvested
Retail	906,342	865,773	15,290,813	17,361,896
Class C	44,416	46,822	3,681,125	3,760,983
Class I	2,832,343	2,994,699	51,102,285	53,289,168
Class R1	1,068	1,028	158,330	217,911
Class R2	2,160	3,162	189,252	182,945
Shares redeemed
Retail	(12,695,503)	(37,359,574)	(88,435,666)	(174,591,555)
Class C	(1,681,663)	(745,385)	(21,908,240)	(12,729,287)
Class I	(96,585,247)	(124,089,355)	(458,483,052)	(522,609,138)
Class R1	(1,616)	(35,611)	(3,145,812)	(2,015,075)
Class R2	(68,601)	(24,260)	(879,866)	(483,569)
Net Decrease in Net Assets Derived from Capital Share Transactions	(11,923,596)	(48,549,806)	(217,450,600)	(300,501,786)
Net Increase/(Decrease) in Net Assets	6,617,812	(73,108,837)	(106,596,301)	(202,074,706)
NET ASSETS
Beginning of year	232,048,934	305,157,771	1,942,732,002	2,144,806,708
End of year *	$238,666,746	$232,048,934	$1,836,135,701	$1,942,732,002
*Includes undistributed net investment income of:	$179,660	$190,166	$–	$–

See Notes to Financial Statements.
Annual Report | June 30, 2017	45

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund		Cullen Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016
OPERATIONS
Net investment income/(loss)	$(6,070)	$5,570	$541,649	$358,095
Net realized gain/(loss)	957,553	(316,109)	1,826,661	326,693
Net change in unrealized appreciation/(depreciation)	139,395	(752,973)	2,588,777	(21,613)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,090,878	(1,063,512)	4,957,087	663,175
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(115)	–	(9,293)	(41,045)
Class C	–	–	(3,163)	(12,543)
Class I	(4,118)	–	(547,377)	(1,283,238)
From net realized gains
Retail	(3,543)	(22,978)	(4,453)	(2,097)
Class C	(507)	(2,595)	(2,878)	(641)
Class I	(30,820)	(122,280)	(207,791)	(65,544)
Net Decrease in Net Assets from Distributions	(39,103)	(147,853)	(774,955)	(1,405,108)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	41,487	58,636	60,697	262,421
Class C	–	26,000	25,100	96,815
Class I	163,568	363,259	6,198,021	2,008,753
Dividends reinvested
Retail	3,549	22,908	13,676	43,005
Class C	507	2,595	4,357	9,748
Class I	34,938	122,280	755,168	1,322,565
Shares redeemed
Retail	(594,105)	(125,432)	(373,623)	(353,608)
Class C	(24,866)	(21,397)	(40,206)	(22,835)
Class I	(2,450,907)	(415,191)	(8,360,069)	(1,615,198)
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(2,825,829)	33,658	(1,716,879)	1,751,666
Net Increase/(Decrease) in Net Assets	(1,774,054)	(1,177,707)	2,465,253	1,009,733
NET ASSETS
Beginning of year	5,623,867	6,801,574	30,541,976	29,532,243
End of year *	$3,849,813	$5,623,867	$33,007,229	$30,541,976
*Includes undistributed net investment income/(loss) of:	$(7,456)	$1,230	$14,405	$32,697

See Notes to Financial Statements.
46	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets High Dividend Fund		Cullen Enhanced Equity Income Fund
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016(a)
OPERATIONS
Net investment income	$8,399,105	$5,721,840	$249,162	$89,484
Net realized gain/(loss)	(3,803,586)	(24,944,767)	728,680	40,999
Net change in unrealized appreciation	38,944,009	4,369,561	59,141	233,218
Net Increase/(Decrease) in Net Assets Resulting from Operations	43,539,528	(14,853,366)	1,036,983	363,701
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(495,116)	(466,521)	(27,640)	(9,437)
Class C	(90,247)	(120,319)	(20,829)	(5,315)
Class I	(9,284,470)	(6,391,844)	(211,201)	(64,392)
From net realized gains
Retail	–	–	(59,891)	–
Class C	–	–	(45,132)	–
Class I	–	–	(457,642)	–
Net Decrease in Net Assets from Distributions	(9,869,833)	(6,978,684)	(822,335)	(79,144)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	6,914,480	10,235,293	1,430,407	1,620,418
Class C	739,343	660,203	1,969,436	501,000
Class I	120,710,804	180,571,582	15,406,546	4,000,000
Dividends reinvested
Retail	464,198	444,604	86,496	9,437
Class C	90,247	120,306	58,392	5,315
Class I	8,443,993	6,191,745	591,025	64,391
Shares redeemed
Retail	(4,822,270)	(19,437,718)	(192,228)	(1,096,515)
Class C	(1,335,627)	(1,648,246)	(31,876)	–
Class I	(65,439,716)	(110,158,050)	(369,747)	–
Net Increase in Net Assets Derived from Capital Share Transactions	65,765,452	66,979,719	18,948,451	5,104,046
Net Increase in Net Assets	99,435,147	45,147,669	19,163,099	5,388,603
NET ASSETS
Beginning of year	225,029,271	179,881,602	5,388,603	–
End of year *	$324,464,418	$225,029,271	$24,551,702	$5,388,603
*Includes undistributed net investment income/(loss) of:	$203,113	$865,982	$(13)	$10,512

(a)	Commencement of operations was December 15, 2015.

See Notes to Financial Statements.
Annual Report | June 30, 2017	47

Cullen Funds Trust

			Net Realized and		Distributions
	Net Asset Value		Unrealized	Total from	from
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Distributions	End of Period

Cullen International High Dividend Fund
Retail
6/30/2017	$9.37	0.26	0.92	1.18	(0.25)	(0.25)	$10.30
6/30/2016	$10.22	0.22	(0.85)	(0.63)	(0.22)	(0.22)	$9.37
6/30/2015	$11.45	0.26	(1.21)	(0.95)	(0.28)	(0.28)	$10.22
6/30/2014	$10.04	0.45	1.40	1.85	(0.44)	(0.44)	$11.45
6/30/2013	$9.01	0.26	0.99	1.25	(0.22)	(0.22)	$10.04
Class C
6/30/2017	$9.34	0.17	0.93	1.10	(0.17)	(0.17)	$10.27
6/30/2016	$10.19	0.16	(0.85)	(0.69)	(0.16)	(0.16)	$9.34
6/30/2015	$11.42	0.19	(1.22)	(1.03)	(0.20)	(0.20)	$10.19
6/30/2014	$10.02	0.37	1.39	1.76	(0.36)	(0.36)	$11.42
6/30/2013	$8.99	0.17	1.00	1.17	(0.14)	(0.14)	$10.02
Class I
6/30/2017	$9.43	0.27	0.94	1.21	(0.27)	(0.27)	$10.37
6/30/2016	$10.29	0.25	(0.86)	(0.61)	(0.25)	(0.25)	$9.43
6/30/2015	$11.52	0.28	(1.20)	(0.92)	(0.31)	(0.31)	$10.29
6/30/2014	$10.10	0.50	1.39	1.89	(0.47)	(0.47)	$11.52
6/30/2013	$9.07	0.34	0.94	1.28	(0.25)	(0.25)	$10.10
Class R1
6/30/2017	$10.79	0.24	1.06	1.30	(0.19)	(0.19)	$11.90
6/30/2016	$11.72	0.19	(0.95)	(0.76)	(0.17)	(0.17)	$10.79
6/30/2015	$13.09	0.25	(1.39)	(1.14)	(0.23)	(0.23)	$11.72
6/30/2014	$11.43	0.46	1.58	2.04	(0.38)	(0.38)	$13.09
6/30/2013	$10.23	0.25	1.11	1.36	(0.16)	(0.16)	$11.43
Class R2
6/30/2017	$10.71	0.26	1.07	1.33	(0.22)	(0.22)	$11.82
6/30/2016	$11.64	0.25	(0.98)	(0.73)	(0.20)	(0.20)	$10.71
6/30/2015	$13.01	0.29	(1.40)	(1.11)	(0.26)	(0.26)	$11.64
6/30/2014	$11.35	0.49	1.58	2.07	(0.41)	(0.41)	$13.01
6/30/2013	$10.17	0.26	1.11	1.37	(0.19)	(0.19)	$11.35

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Portfolio turnover is not annualized for periods less than one year.

See Notes to Financial Statements.
48	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

				Ratio of Net	Ratio of Net
		Ratio of	Ratio of	Investment	Investment
		Expenses Before	Expenses After	Income/(Loss) to	Income/(Loss) to
	Net Assets,	Reimbursements	Reimbursements	Average Net Assets	Average Net Assets	Portfolio
	End of Period	to Average	to Average	before	after	Turnover
Total Return(b)	(000)	Net Assets	Net Assets(c)	Reimbursements	Reimbursements	Rate(d)

12.72%	$41,377	1.48%	1.25%	2.43%	2.66%	41%
(6.09%)	$34,175	1.44%	1.25%	2.10%	2.29%	38%
(8.34%)	$56,893	1.39%	1.25%	2.31%	2.45%	44%
18.62%	$65,198	1.38%	1.25%	3.99%	4.12%	45%
13.89%	$53,713	1.54%	1.25%	2.35%	2.64%	14%

11.90%	$2,902	2.22%	2.00%	1.59%	1.82%	41%
(6.79%)	$3,218	2.19%	2.00%	1.45%	1.64%	38%
(9.02%)	$3,956	2.15%	2.00%	1.63%	1.78%	44%
17.70%	$3,799	2.13%	2.00%	3.30%	3.43%	45%
13.06%	$2,383	2.29%	2.00%	1.43%	1.72%	14%

13.02%	$194,201	1.22%	1.00%	2.53%	2.75%	41%
(5.90%)	$194,432	1.19%	1.00%	2.41%	2.61%	38%
(8.04%)	$244,026	1.14%	1.00%	2.47%	2.61%	44%
18.89%	$388,934	1.13%	1.00%	4.40%	4.53%	45%
14.09%	$258,951	1.28%	1.00%	3.04%	3.32%	14%

12.17%	$66	1.72%	1.72%	2.12%	2.12%	41%
(6.45%)	$59	1.69%	1.69%	1.72%	1.72%	38%
(8.73%)	$101	1.64%	1.64%	2.09%	2.09%	44%
17.95%	$110	1.83%	1.75%	3.57%	3.65%	45%
13.32%	$91	2.03%	1.75%	1.87%	2.15%	14%

12.52%	$121	1.47%	1.47%	2.35%	2.35%	41%
(6.23%)	$165	1.44%	1.44%	2.28%	2.28%	38%
(8.53%)	$181	1.40%	1.40%	2.43%	2.43%	44%
18.37%	$86	1.58%	1.50%	3.85%	3.93%	45%
13.49%	$69	1.79%	1.50%	1.98%	2.27%	14%

Annual Report | June 30, 2017	49

Cullen Funds Trust

			Net Realized and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Distributions	End of Period

Cullen High Dividend Equity Fund
Retail
6/30/2017	$17.56	0.40	1.53	1.93	(0.41)	(0.47)	(0.88)	$18.61
6/30/2016	$16.64	0.40	1.38	1.78	(0.41)	(0.45)	(0.86)	$17.56
6/30/2015	$17.58	0.37	(0.35)	0.02	(0.39)	(0.57)	(0.96)	$16.64
6/30/2014	$15.28	0.65	2.31	2.96	(0.66)	–	(0.66)	$17.58
6/30/2013	$13.72	0.34	1.56	1.90	(0.34)	–	(0.34)	$15.28
Class C
6/30/2017	$17.44	0.27	1.51	1.78	(0.29)	(0.47)	(0.76)	$18.46
6/30/2016	$16.53	0.28	1.37	1.65	(0.29)	(0.45)	(0.74)	$17.44
6/30/2015	$17.51	0.24	(0.37)	(0.13)	(0.28)	(0.57)	(0.85)	$16.53
6/30/2014	$15.22	0.53	2.31	2.84	(0.55)	–	(0.55)	$17.51
6/30/2013	$13.68	0.24	1.54	1.78	(0.24)	–	(0.24)	$15.22
Class I
6/30/2017	$17.57	0.45	1.52	1.97	(0.45)	(0.47)	(0.92)	$18.62
6/30/2016	$16.64	0.45	1.38	1.83	(0.45)	(0.45)	(0.90)	$17.57
6/30/2015	$17.59	0.41	(0.36)	0.05	(0.43)	(0.57)	(1.00)	$16.64
6/30/2014	$15.28	0.69	2.32	3.01	(0.70)	–	(0.70)	$17.59
6/30/2013	$13.72	0.38	1.56	1.94	(0.38)	–	(0.38)	$15.28
Class R1
6/30/2017	$15.57	0.30	1.32	1.62	(0.33)	(0.47)	(0.80)	$16.39
6/30/2016	$14.84	0.28	1.23	1.51	(0.33)	(0.45)	(0.78)	$15.57
6/30/2015	$15.80	0.26	(0.33)	(0.07)	(0.32)	(0.57)	(0.89)	$14.84
6/30/2014	$13.79	0.52	2.08	2.60	(0.59)	–	(0.59)	$15.80
6/30/2013	$12.43	0.27	1.37	1.64	(0.28)	–	(0.28)	$13.79
Class R2
6/30/2017	$15.73	0.32	1.35	1.67	(0.36)	(0.47)	(0.83)	$16.57
6/30/2016	$14.98	0.33	1.24	1.57	(0.37)	(0.45)	(0.82)	$15.73
6/30/2015	$15.93	0.30	(0.33)	(0.03)	(0.35)	(0.57)	(0.92)	$14.98
6/30/2014	$13.94	0.65	1.97	2.62	(0.63)	–	(0.63)	$15.93
6/30/2013	$12.55	0.29	1.41	1.70	(0.31)	–	(0.31)	$13.94

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Portfolio turnover is not annualized for periods less than one year.

See Notes to Financial Statements.
50	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

				Ratio of Net	Ratio of Net
		Ratio of	Ratio of	Investment	Investment
		Expenses Before	Expenses After	Income/(Loss) to	Income/(Loss) to
	Net Assets,	Reimbursements	Reimbursements	Average Net Assets	Average Net Assets	Portfolio
	End of Period	to Average	to Average	before	after	Turnover
Total Return(b)	(000)	Net Assets	Net Assets(c)	Reimbursements	Reimbursements	Rate(d)

11.35%	$339,568	1.32%	1.00%	1.93%	2.24%	20%
11.03%	$336,775	1.32%	1.00%	2.10%	2.42%	12%
(0.11%)	$409,564	1.32%	1.00%	1.80%	2.11%	10%
19.76%	$521,226	1.31%	1.00%	3.67%	3.99%	6%
14.04%	$463,198	1.37%	1.00%	1.99%	2.36%	10%

10.51%	$87,142	2.07%	1.75%	1.18%	1.50%	20%
10.28%	$94,658	2.07%	1.75%	1.37%	1.69%	12%
(0.93%)	$91,504	2.07%	1.75%	1.06%	1.38%	10%
18.97%	$90,783	2.06%	1.75%	2.96%	3.27%	6%
13.14%	$79,194	2.12%	1.75%	1.27%	1.64%	10%

11.63%	$1,405,326	1.07%	0.75%	2.18%	2.50%	20%
11.37%	$1,504,654	1.07%	0.75%	2.37%	2.69%	12%
0.06%	$1,635,821	1.07%	0.75%	2.05%	2.37%	10%
20.13%	$1,906,742	1.06%	0.75%	3.90%	4.21%	6%
14.31%	$1,924,719	1.12%	0.75%	2.24%	2.61%	10%

10.81%	$496	1.57%	1.50%	1.85%	1.92%	20%
10.53%	$2,981	1.57%	1.50%	1.83%	1.90%	12%
(0.67%)	$4,552	1.57%	1.50%	1.56%	1.63%	10%
19.24%	$4,921	1.76%	1.50%	3.28%	3.54%	6%
13.35%	$3,965	1.86%	1.50%	1.67%	2.03%	10%

11.04%	$3,604	1.57%	1.25%	1.67%	1.98%	20%
10.84%	$3,664	1.57%	1.25%	1.88%	2.20%	12%
(0.41%)	$3,365	1.32%	1.25%	1.83%	1.90%	10%
19.16%	$3,237	1.50%	1.25%	4.10%	4.36%	6%
13.73%	$827	1.62%	1.25%	1.82%	2.19%	10%

Annual Report | June 30, 2017	51

Cullen Funds Trust

				Net Realized and		Distributions		Distributions
	Net Asset Value			Unrealized	Total from	from		from Net
	Beginning of	Net Investment		Gain/(Loss)	Investment	Net Investment		Realized	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)		on Investments	Operations	Income		Capital Gains	Distributions	End of Period

Cullen Small Cap Value Fund
Retail
6/30/2017	$11.56	(0.04)		2.44	2.40	(0.00	)(e)	(0.08)	(0.08)	$13.88
6/30/2016	$14.15	(0.01)		(2.26)	(2.27)	–		(0.32)	(0.32)	$11.56
6/30/2015	$17.37	(0.04)		(1.14)	(1.18)	–		(2.04)	(2.04)	$14.15
6/30/2014	$14.69	(0.07)		2.98	2.91	–		(0.23)	(0.23)	$17.37
6/30/2013	$12.55	(0.02)		2.44	2.42	(0.03)		(0.25)	(0.28)	$14.69
Class C
6/30/2017	$11.03	(0.14)		2.33	2.19	–		(0.08)	(0.08)	$13.14
6/30/2016	$13.62	(0.10)		(2.17)	(2.27)	–		(0.32)	(0.32)	$11.03
6/30/2015	$16.91	(0.14)		(1.11)	(1.25)	–		(2.04)	(2.04)	$13.62
6/30/2014	$14.41	(0.19)		2.92	2.73	–		(0.23)	(0.23)	$16.91
6/30/2013	$12.39	(0.13)		2.40	2.27	(0.00	)(e)	(0.25)	(0.25)	$14.41
Class I
6/30/2017	$11.73	(0.01)		2.48	2.47	(0.01)		(0.08)	(0.09)	$14.11
6/30/2016	$14.32	0.02		(2.29)	(2.27)	–		(0.32)	(0.32)	$11.73
6/30/2015	$17.54	(0.00	)(e)	(1.18)	(1.18)	–		(2.04)	(2.04)	$14.32
6/30/2014	$14.80	(0.03)		3.00	2.97	–		(0.23)	(0.23)	$17.54
6/30/2013	$12.63	0.01		2.44	2.45	(0.03)		(0.25)	(0.28)	$14.80
Cullen Value Fund
Retail
6/30/2017	$13.46	0.20		1.96	2.16	(0.22)		(0.10)	(0.32)	$15.30
6/30/2016	$13.82	0.13		0.11	0.24	(0.57)		(0.03)	(0.60)	$13.46
6/30/2015	$13.87	0.15		(0.04)	0.11	(0.16)		–	(0.16)	$13.82
6/30/2014	$11.26	0.14		2.78	2.92	(0.13)		(0.18)	(0.31)	$13.87
6/30/2013(f)	$10.00	0.10		1.25	1.35	(0.09)		–	(0.09)	$11.26
Class C
6/30/2017	$13.44	0.09		1.95	2.04	(0.10)		(0.10)	(0.20)	$15.28
6/30/2016	$13.79	0.03		0.12	0.15	(0.47)		(0.03)	(0.50)	$13.44
6/30/2015	$13.86	0.05		(0.07)	(0.02)	(0.05)		–	(0.05)	$13.79
6/30/2014	$11.25	0.04		2.79	2.83	(0.04)		(0.18)	(0.22)	$13.86
6/30/2013(f)	$10.00	0.04		1.25	1.29	(0.04)		–	(0.04)	$11.25
Class I
6/30/2017	$13.44	0.24		1.96	2.20	(0.25)		(0.10)	(0.35)	$15.29
6/30/2016	$13.80	0.16		0.11	0.27	(0.60)		(0.03)	(0.63)	$13.44
6/30/2015	$13.87	0.18		(0.06)	0.12	(0.19)		–	(0.19)	$13.80
6/30/2014	$11.26	0.17		2.79	2.96	(0.17)		(0.18)	(0.35)	$13.87
6/30/2013(f)	$10.00	0.13		1.25	1.38	(0.12)		–	(0.12)	$11.26

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Portfolio turnover is not annualized for periods less than one year.
(e)	Less than $0.01.
(f)	Commencement of operations was September 1, 2012.
(g)	Annualized.

See Notes to Financial Statements.
52	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate(d)

20.81%	$471	6.05%		1.25%		(5.10%)		(0.30%)		85%
(16.15%)	$863	5.53%		1.25%		(4.37%)		(0.10%)		42%
(5.88%)	$1,094	4.33%		1.25%		(3.31%)		(0.23%)		37%
19.79%	$2,487	3.55%		1.25%		(2.72%)		(0.42%)		27%
19.59%	$2,601	4.52%		1.25%		(3.45%)		(0.18%)		85%

19.89%	$65	6.94%		2.00%		(6.02%)		(1.09%)		85%
(16.79%)	$75	6.29%		2.00%		(5.13%)		(0.84%)		42%
(6.49%)	$87	5.24%		2.00%		(4.25%)		(1.00%)		37%
18.92%	$117	4.29%		2.00%		(3.46%)		(1.16%)		27%
18.64%	$125	5.36%		2.00%		(4.31%)		(0.95%)		85%

21.11%	$3,314	5.88%		1.00%		(4.96%)		(0.08%)		85%
(15.96%)	$4,686	5.28%		1.00%		(4.13%)		0.15%		42%
(5.79%)	$5,621	4.26%		1.00%		(3.28%)		(0.02%)		37%
20.05%	$7,126	3.27%		1.00%		(2.43%)		(0.16%)		27%
19.79%	$5,817	4.23%		1.00%		(3.12%)		0.11%		85%

16.19%	$595	1.99%		1.00%		0.43%		1.42%		18%
2.02%	$814	2.19%		1.00%		(0.20%)		0.99%		3%
0.77%	$914	2.10%		1.00%		(0.04%)		1.06%		11%
26.17%	$1,051	1.98%		1.00%		0.11%		1.09%		8%
13.58%	$177	2.78	%(g)	1.00	%(g)	(0.65	%)(g)	1.13	%(g)	16%

15.30%	$445	2.74%		1.75%		(0.33%)		0.66%		18%
1.29%	$401	2.96%		1.75%		(0.97%)		0.24%		3%
(0.12%)	$322	2.86%		1.75%		(0.77%)		0.34%		11%
25.31%	$267	2.86%		1.75%		(0.75%)		0.35%		8%
12.88%	$262	3.48	%(g)	1.75	%(g)	(1.33	%)(g)	0.41	%(g)	16%

16.53%	$31,968	1.74%		0.75%		0.68%		1.67%		18%
2.25%	$29,327	1.95%		0.75%		0.04%		1.24%		3%
0.88%	$28,296	1.86%		0.75%		0.23%		1.34%		11%
26.53%	$27,373	1.84%		0.75%		0.26%		1.35%		8%
13.89%	$21,797	2.36	%(g)	0.75	%(g)	(0.08	%)(g)	1.53	%(g)	16%

Annual Report | June 30, 2017	53

Cullen Funds Trust

			Net Realized and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized		Total	Net Asset Value
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains		Distributions	End of Period

Cullen Emerging Markets High Dividend Fund
Retail
6/30/2017	$9.44	0.29	1.28	1.57	(0.34)	–		(0.34)	$10.67
6/30/2016	$10.87	0.28	(1.32)	(1.04)	(0.39)	–		(0.39)	$9.44
6/30/2015	$11.57	0.22	(0.60)	(0.38)	(0.32)	–		(0.32)	$10.87
6/30/2014	$10.55	0.24	1.00	1.24	(0.22)	–		(0.22)	$11.57
6/30/2013(e)	$10.00	0.23	0.43	0.66	(0.11)	(0.00	)(f)	(0.11)	$10.55
Class C
6/30/2017	$9.37	0.19	1.29	1.48	(0.28)	–		(0.28)	$10.57
6/30/2016	$10.80	0.20	(1.30)	(1.10)	(0.33)	–		(0.33)	$9.37
6/30/2015	$11.51	0.15	(0.60)	(0.45)	(0.26)	–		(0.26)	$10.80
6/30/2014	$10.52	0.15	0.99	1.14	(0.15)	–		(0.15)	$11.51
6/30/2013(e)	$10.00	0.16	0.43	0.59	(0.07)	(0.00	)(f)	(0.07)	$10.52
Class I
6/30/2017	$9.50	0.32	1.27	1.59	(0.36)	–		(0.36)	$10.73
6/30/2016	$10.91	0.31	(1.31)	(1.00)	(0.41)	–		(0.41)	$9.50
6/30/2015	$11.60	0.27	(0.62)	(0.35)	(0.34)	–		(0.34)	$10.91
6/30/2014	$10.57	0.28	0.99	1.27	(0.24)	–		(0.24)	$11.60
6/30/2013(e)	$10.00	0.20	0.48	0.68	(0.11)	(0.00	)(f)	(0.11)	$10.57
Cullen Enhanced Equity Income Fund
Retail
6/30/2017	$10.48	0.25	0.81	1.06	(0.28)	(0.60)		(0.88)	$10.66
6/30/2016(h)	$10.00	0.16	0.50	0.66	(0.18)	–		(0.18)	$10.48
Class C
6/30/2017	$10.52	0.16	0.81	0.97	(0.26)	(0.56)		(0.82)	$10.67
6/30/2016(h)	$10.00	0.13	0.50	0.63	(0.11)	–		(0.11)	$10.52
Class I
6/30/2017	$10.52	0.28	0.80	1.08	(0.28)	(0.62)		(0.90)	$10.70
6/30/2016(h)	$10.00	0.18	0.50	0.68	(0.16)	–		(0.16)	$10.52

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Portfolio turnover is not annualized for periods less than one year.
(e)	Commencement of operations was September 1, 2012.
(f)	Less than $0.01.
(g)	Annualized.
(h)	Commencement of operations was December 15, 2015.

See Notes to Financial Statements.
54	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate(d)

16.96%	$16,755	1.57%		1.25%		2.58%		2.89%		52%
(9.34%)	$12,496	1.60%		1.25%		2.68%		3.03%		69%
(3.26%)	$24,781	1.59%		1.25%		1.66%		2.00%		64%
11.84%	$24,666	1.89%		1.25%		1.55%		2.19%		60%
6.61%	$5,288	5.12	%(g)	1.25	%(g)	(1.35	%)(g)	2.52	%(g)	37%

16.02%	$2,999	2.31%		2.00%		1.67%		1.98%		52%
(9.95%)	$3,165	2.35%		2.00%		1.84%		2.20%		69%
(3.93%)	$4,696	2.34%		2.00%		0.97%		1.32%		64%
10.89%	$4,376	2.71%		2.00%		0.71%		1.41%		60%
5.93%	$3,211	6.15	%(g)	2.00	%(g)	(2.37	%)(g)	1.78	%(g)	37%

17.14%	$304,710	1.32%		1.00%		2.84%		3.16%		52%
(8.91%)	$209,368	1.36%		1.00%		2.93%		3.30%		69%
(2.98%)	$150,405	1.35%		1.00%		2.09%		2.43%		64%
12.11%	$58,653	1.64%		1.00%		1.96%		2.59%		60%
6.83%	$8,651	6.80	%(g)	1.00	%(g)	(3.55	%)(g)	2.25	%(g)	37%

10.59%	$1,932	3.83%		1.00%		(0.51%)		2.32%		154%
6.69%	$581	7.62	%(g)	1.00	%(g)	(3.86	%)(g)	2.76	%(g)	86%

9.66%	$2,540	4.57%		1.75%		(1.29%)		1.53%		154%
6.31%	$533	8.56	%(g)	1.75	%(g)	(4.39	%)(g)	2.42	%(g)	86%

10.79%	$20,080	3.50%		0.75%		(0.16%)		2.59%		154%
6.88%	$4,275	7.56	%(g)	0.75	%(g)	(3.39	%)(g)	3.42	%(g)	86%

Annual Report | June 30, 2017	55

Cullen Funds Trust	Notes to Financial Statements
June 30, 2017

1.	ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of June 30, 2017 all written option contracts held are exchange-traded.

c)	Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

d)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair

56	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2017

valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered Level 2 as discussed in (e) below.

e)	The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2017 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(2)	$215,461,332	$–	$–	$215,461,332
Preferred Stocks	3,225,510	–	–	3,225,510
Short Term Investments	15,766,010	–	–	15,766,010
Total	$234,452,852	$–	$–	$234,452,852

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(2)	$1,802,239,626	$–	$–	$1,802,239,626
Short Term Investments	22,407,451	–	–	22,407,451
Total	$1,824,647,077	$–	$–	$1,824,647,077

	Level 1 – Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(2)	$3,647,816	$–	$–	$3,647,816
Exchange-Traded Funds	126,775	–	–	126,775
Short Term Investments	103,139	–	–	103,139
Total	$3,877,730	$–	$–	$3,877,730

Annual Report | June 30, 2017	57

Cullen Funds Trust	Notes to Financial Statements
June 30, 2017

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(2)	$29,853,355	$–	$–	$29,853,355
Short Term Investments	3,169,278	–	–	3,169,278
Total	$33,022,633	$–	$–	$33,022,633

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(2)	$285,008,210	$–	$–	$285,008,210
Participatory Notes	–	30,002,423	–	30,002,423
Short Term Investments	5,119,882	–	–	5,119,882
Total	$290,128,092	$30,002,423	$–	$320,130,515

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks(2)	$23,651,742	$–	$–	$23,651,742
Short Term Investments	742,205	–	–	742,205
Total	$24,393,947	$–	$–	$24,393,947
Other Financial Instruments
Liabilities
Written Options	$(82,275)	–	–	$(82,275)
Total	$(82,275)	–	–	$(82,275)

(1)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

(2)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

Transfers into and out of Levels 1 and 2 for the year ended June 30, 2017 were as follows:

	Level 1		Level 2
Cullen International High Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$143,888,351			$(143,888,351)
Total	$143,888,351	$–	$–	$(143,888,351)

	Level 1		Level 2
Cullen Emerging Markets High Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$158,286,217			$(158,286,217)
Total	$158,286,217	$–	$–	$(158,286,217)

Transfers from Level 2 to Level 1 were due to certain foreign equity prices that were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current fiscal year.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

58	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2017

f)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

g)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

h)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

i)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

j)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

k)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

l)	Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

m)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

Annual Report | June 30, 2017	59

Cullen Funds Trust	Notes to Financial Statements
June 30, 2017

The Cullen Enhanced Equity Income Fund had the following transactions in written options during the year ended June 30, 2017:

Cullen Enhanced Equity Income Fund

	Written Call Options
	Contracts	Premiums
Outstanding, June 30, 2016	262	$16,783
Positions opened	6,670	388,947
Closed	(121)	(8,456)
Exercised	(2,339)	(143,072)
Expired	(3,552)	(185,307)
Outstanding, June 30, 2017	920	$68,895
Fair Value, June 30, 2017		$(82,275)

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2017:

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Written options, at value	(82,275)
Total		$(82,275)

The effect of derivatives instruments on the Statements of Operations for the year ended June 30, 2017:

Change in
Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income

Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	192,980	(3,898)
Total		$192,980	$(3,898)

The Cullen Enhanced Equity Income Fund had the following monthly average written call option contracts volume during the year ended June 30, 2017:

Fund	Monthly Average Written Option Contract Volume
Cullen Enhanced Equity Income Fund	427

60	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2017

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
Cullen International High Dividend Fund
Retail
Shares sold	1,598,610	1,928,780
Dividends reinvested	91,461	93,288
Shares redeemed	(1,321,249)	(3,942,207)
Net increase/(decrease) in shares outstanding	368,822	(1,920,139)
Class C
Shares sold	106,473	29,460
Dividends reinvested	4,507	5,075
Shares redeemed	(172,975)	(78,294)
Net decrease in shares outstanding	(61,995)	(43,759)
Class I
Shares sold	7,990,460	9,569,942
Dividends reinvested	285,261	320,720
Shares redeemed	(10,167,980)	(13,001,679)
Net decrease in shares outstanding	(1,892,259)	(3,111,017)
Class R1
Shares sold	95	102
Dividends reinvested	93	96
Shares redeemed	(146)	(3,322)
Net increase/(decrease) in shares outstanding	42	(3,124)
Class R2
Shares sold	865	1,784
Dividends reinvested	189	299
Shares redeemed	(6,193)	(2,296)
Net decrease in shares outstanding	(5,139)	(213)

Annual Report | June 30, 2017	61

Cullen Funds Trust	Notes to Financial Statements
June 30, 2017

	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
Cullen High Dividend Equity Fund
Retail
Shares sold	3,147,432	4,221,191
Dividends reinvested	868,912	1,044,075
Shares redeemed	(4,949,555)	(10,708,511)
Net decrease in shares outstanding	(933,211)	(5,443,245)
Class C
Shares sold	329,624	439,895
Dividends reinvested	210,812	227,608
Shares redeemed	(1,248,278)	(773,645)
Net decrease in shares outstanding	(707,842)	(106,142)
Class I
Shares sold	12,474,180	15,842,585
Dividends reinvested	2,902,295	3,203,961
Shares redeemed	(25,549,609)	(31,693,590)
Net decrease in shares outstanding	(10,173,134)	(12,647,044)
Class R1
Shares sold	25,245	13,506
Dividends reinvested	10,241	14,736
Shares redeemed	(196,655)	(143,514)
Net decrease in shares outstanding	(161,169)	(115,272)
Class R2
Shares sold	27,830	28,372
Dividends reinvested	12,065	12,262
Shares redeemed	(55,402)	(32,233)
Net increase/(decrease) in shares outstanding	(15,507)	8,401

Cullen Small Cap Value Fund
Retail
Shares sold	3,050	5,231
Dividends reinvested	255	1,917
Shares redeemed	(44,013)	(9,781)
Net decrease in shares outstanding	(40,708)	(2,633)
Class C
Shares sold	–	2,137
Dividends reinvested	38	227
Shares redeemed	(1,934)	(1,948)
Net increase/(decrease) in shares outstanding	(1,896)	416
Class I
Shares sold	12,009	29,587
Dividends reinvested	2,507	10,097
Shares redeemed	(179,020)	(32,865)
Net increase/(decrease) in shares outstanding	(164,504)	6,819

62	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2017

	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
Cullen Value Fund
Retail
Shares sold	4,358	19,584
Dividends reinvested	952	3,309
Shares redeemed	(26,915)	(28,550)
Net decrease in shares outstanding	(21,605)	(5,657)
Class C
Shares sold	1,811	7,437
Dividends reinvested	304	749
Shares redeemed	(2,853)	(1,719)
Net increase/(decrease) in shares outstanding	(738)	6,467
Class I
Shares sold	434,442	151,750
Dividends reinvested	52,383	102,111
Shares redeemed	(577,698)	(123,020)
Net increase/(decrease) in shares outstanding	(90,873)	130,841

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	698,572	1,095,632
Dividends reinvested	46,765	49,968
Shares redeemed	(498,541)	(2,101,710)
Net increase/(decrease) in shares outstanding	246,796	(956,110)
Class C
Shares sold	74,330	70,696
Dividends reinvested	9,255	13,664
Shares redeemed	(137,756)	(181,387)
Net decrease in shares outstanding	(54,171)	(97,027)
Class I
Shares sold	12,132,236	19,681,886
Dividends reinvested	846,209	689,947
Shares redeemed	(6,640,406)	(12,105,416)
Net increase in shares outstanding	6,338,039	8,266,417

Cullen Enhanced Equity Income Fund
Retail
Shares sold	135,683	162,074
Dividends reinvested	8,284	930
Shares redeemed	(18,055)	(107,614)
Net increase in shares outstanding	125,912	55,390
Class C
Shares sold	184,827	50,096
Dividends reinvested	5,591	528
Shares redeemed	(3,045)	–
Net increase in shares outstanding	187,373	50,624
Class I
Shares sold	1,448,342	400,000
Dividends reinvested	56,378	6,370
Shares redeemed	(34,425)	–
Net increase in shares outstanding	1,470,295	406,370

Annual Report | June 30, 2017	63

Cullen Funds Trust	Notes to Financial Statements
June 30, 2017

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2017 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cullen International High Dividend Fund	$85,588,027	$100,856,753
Cullen High Dividend Equity Fund	369,862,531	563,071,929
Cullen Small Cap Value Fund	3,562,375	5,649,703
Cullen Value Fund	5,431,503	6,690,541
Cullen Emerging Markets High Dividend Fund	208,919,465	137,014,152
Cullen Enhanced Equity Income Fund	33,276,756	15,462,038

5. FEDERAL TAX INFORMATION

As of June 30, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net	Accumulated Net	Other Cumulative
	Investment	Realized	Effect of Timing	Unrealized
	Income/(Loss)	Gain/(Loss)	Differences	Appreciation	Total
Cullen International High Dividend Fund	$2,677,966	$(47,277,771)	$–	$39,396,479	$(5,203,326)
Cullen High Dividend Equity Fund	–	106,365,905	–	760,205,490	866,571,395
Cullen Small Cap Value Fund	–	604,450	(7,456)	671,249	1,268,243
Cullen Value Fund	14,405	1,611,647	–	9,847,038	11,473,090
Cullen Emerging Markets High Dividend Fund	3,204,669	(40,062,866)	–	45,472,491	8,614,294
Cullen Enhanced Equity Income Fund	234,704	113,331	(217)	151,559	499,377

As of June 30, 2017 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

			Net		Cost of
	Gross Appreciation	Gross Depreciation	Appreciation/(Depreciation)		Investments for
	(excess of value	(excess of tax cost	of Foreign Currency and	Net Unrealized	Income Tax
	over tax cost)	over value)	Derivatives	Appreciation/(Depreciation)	Purposes*
Cullen International High Dividend Fund	$42,552,215	$(3,123,649)	$(32,087)	$39,396,479	$195,024,286
Cullen High Dividend Equity Fund	760,308,719	(115,485)	12,256	760,205,490	1,064,453,843
Cullen Small Cap Value Fund	679,322	(8,073)	–	671,249	3,206,481
Cullen Value Fund	9,852,845	(5,807)	–	9,847,038	23,175,595
Cullen Emerging Markets High Dividend Fund	51,034,136	(5,582,062)	20,417	45,472,491	274,678,441
Cullen Enhanced Equity Income Fund	674,603	(509,665)	(13,379)	151,559	24,229,009

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

64	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2017

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising from differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the amounts listed below:

		Undistributed Net	Accumulated Net Realized
Fund	Paid-in Capital	Investment Income/(Loss)	Gain/(Loss)
Cullen International High Dividend Fund	$(1,150,342)	$(33,269)	$1,183,611
Cullen High Dividend Equity Fund	15,868,860	143,429	(16,012,289)
Cullen Small Cap Value Fund	–	1,617	(1,617)
Cullen Value Fund	–	(108)	108
Cullen Emerging Markets High Dividend Fund	(1)	807,859	(807,858)
Cullen Enhanced Equity Income Fund	–	(17)	17

At June 30, 2017, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

		No Expiration	No Expiration
Fund	Expiring in 2018	Short-Term	Long-Term	Total
Cullen International High Dividend Fund	$17,096,391	$25,866,227	$2,551,027	$45,513,645
Cullen High Dividend Equity Fund	–	–	–	–
Cullen Small Cap Value Fund	–	–	–	–
Cullen Value Fund	–	–	–	–
Cullen Emerging Markets High Dividend Fund	–	22,920,094	14,065,411	36,985,505
Cullen Enhanced Equity Income Fund	–	–	–	–

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred during pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Cullen Small Cap Value Fund used capital loss carryovers during the period ended June 30, 2017 in the amount of $316,113.

The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund elected to treat post-October capital losses of $1,764,126 and $3,077,361, respectively, as having been incurred in the following fiscal year June 30, 2018.

The Cullen Small Cap Value Fund and Cullen Enhanced Equity Fund elected to defer to the period ending June 30, 2018, late year ordinary losses in the amounts of $7,456 and $13, respectively.

The tax composition of dividends paid during the year ended June 30, 2017 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$5,896,784	$–
Cullen High Dividend Equity Fund	46,207,668	50,875,841
Cullen Small Cap Value Fund	2,483	36,620
Cullen Value Fund	559,833	215,122
Cullen Emerging Markets High Dividend Fund	9,869,833	–
Cullen Enhanced Equity Income Fund	821,758	577

Annual Report | June 30, 2017	65

Cullen Funds Trust	Notes to Financial Statements
June 30, 2017

The tax composition of dividends paid during the year ended June 30, 2016 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$6,189,161	$–
Cullen High Dividend Equity Fund	50,403,372	52,155,743
Cullen Small Cap Value Fund	–	147,853
Cullen Value Fund	1,336,826	68,282
Cullen Emerging Markets High Dividend Fund	6,978,684	–
Cullen Enhanced Equity Income Fund	79,144	–

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2017, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

66	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2017

As of June 30, 2017, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2018	2019	2020
Cullen International High Dividend Fund
Retail	$87,602	$85,177	$82,067
Class C	5,482	6,692	7,111
Class I	491,835	403,411	395,222
Total	$584,919	$495,280	$484,400

Cullen High Dividend Equity Fund
Retail	$1,487,295	$1,152,409	$1,059,245
Class C	299,050	285,984	287,941
Class I	5,691,686	4,792,166	4,698,693
Class R1	3,391	2,636	1,725
Class R2	2,454	10,899	11,391
Total	$7,483,876	$6,244,094	$6,058,995

Cullen Small Cap Value Fund
Retail	$54,361	$39,342	$32,154
Class C	3,329	3,930	3,626
Class I	185,855	206,551	202,633
Total	$243,545	$249,823	$238,413

Cullen Value Fund
Retail	$12,397	$11,604	$6,339
Class C	3,414	4,151	4,270
Class I	303,245	335,514	315,159
Total	$319,056	$351,269	$325,768

Cullen Emerging Markets High Dividend Fund
Retail	$91,142	$49,200	$45,550
Class C	15,954	12,267	9,785
Class I	394,872	574,646	795,536
Total	$501,968	$636,113	$850,871

Cullen Enhanced Equity Income Fund
Retail	$–	$21,231	$30,477
Class C	–	18,382	25,236
Class I	–	147,430	223,010
Total	$–	$187,043	$278,723

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. State Street Global Services serves as the Funds’ custodian.

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

Annual Report | June 30, 2017	67

Cullen Funds Trust	Notes to Financial Statements
June 30, 2017

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder service fees in the Statement of Operations.

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At June 30, 2017, the Cullen Small Cap Value Fund had two affiliated shareholders who held 57.04% and 13.23% of the Fund’s outstanding shares, the Cullen Value Fund had two affiliated shareholders who held 18.34% and 6.55% of the Fund’s outstanding shares, and the Cullen Enhanced Equity Income Fund had two affiliated shareholders who held 37.27% and 9.08% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

On October 13, 2016, the SEC amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

68	www.cullenfunds.com

Cullen Funds Trust	Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cullen Funds Trust and Shareholders of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund (each of the funds constituting the Cullen Funds Trust, hereafter referred to as the “Funds”) as of June 30, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended (or for Cullen Enhanced Equity Income Fund, for the year ended June 30, 2017 and for the period December 15, 2015 (commencement of operations) through June 30, 2016) and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of June 30, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinions.

August 24, 2017

Annual Report | June 30, 2017	69

Cullen Funds Trust	Additional Information
June 30, 2017 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

Federal Tax Status of Dividends Declared during the Tax Year

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Cullen Small Cap Value Fund designates $36,620; Cullen Value Fund designates $215,122; Cullen Enhanced Equity Fund designates $577 and Cullen High Dividend Equity Fund designates $50,875,841 as long-term capital gain distributions. For Cullen High Dividend Equity Fund, $15,644,724 of earnings and profits were distributed to shareholders on redemptions for the fiscal year ended June 30, 2017.

Certain tax information is required to be provided to shareholders based upon each Fund’s income and distributions for the year ended June 30, 2017. The Funds designate the following as percentages of taxable ordinary income distributions, up to maximum amount allowable, for the calendar year ended December 31, 2016:

	Dividends Received Deduction	Qualified Dividend Income Percentage
Cullen International High Dividend Fund	0.00%	100.00%
Cullen High Dividend Equity Fund	93.50%	100.00%
Cullen Small Cap Value Fund	0.00%	0.00%
Cullen Value Fund	46.15%	100.00%
Cullen Emerging Markets High Dividend Fund	0.00%	42.83%
Cullen Enhanced Equity Income Fund	10.45%	17.10%

In early 2017, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2016 via Form 1099. The Funds will notify shareholders in early 2018 of amounts paid to them by the Funds, if any, during the calendar year 2017.

The Funds designate the following for federal income tax purposes for the year ended June 30, 2017:

	Foreign Taxes Paid	Foreign Source income
Cullen International High Dividend Fund	694,367	6,514,050
Cullen Emerging Markets High Dividend Fund	655,272	10,843,538

70	www.cullenfunds.com

Cullen Funds Trust	Board of Trustees
June 30, 2017 (Unaudited)

INTERESTED TRUSTEE

					Other
		Term of Office		No. of Funds	Directorships
Name, Address	Position(s)	and Length of		in Complex	held by
and Year of Birth	Held with Trust	Time Served**	Principal Occupation(s) During Past 5 Years	Overseen	Trustees
James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and CEO	Since 2000	Chairman and CEO, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Chairman and CEO, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	6	None

INDEPENDENT TRUSTEES

Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Retired since July 2010, Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, November 2007 to July 16, 20142010; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	6	None

Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Retired since July 2009, Institutional Trader, Raymond James & Associates, February 2002 to July 2009; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	6	None

James H. Wildman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1940	Independent Trustee	Since 2012	Retired since 2001; Managing Partner, King & Spalding, New York City, 1992 to 2001. Managing Partner, King & Spalding LLP, 1989 to 1992.	6	None

Daniel J. Campbell c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2010	Retired since 2003; Managing Director Global Hybrid Capital Products, Deutsche Bank 2001 to 2003; Managing Director Preferred Bond Trading / Global Head Fixed Income Capital Products, Merrill Lynch 1983 to 2001.	6	None

Jeffrey Hemmings c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2015	Retired since November, 2012; Account Vice President, UBS Financial Services, Inc, 1988-2012, Account Executive, EFHutton and Co,. Inc. 1970-1988.	6	None

Walter H Forman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2016	Diagnostic Radiologist. Co-owner of Palm Beach Radiology (Palm Beach Florida), a medical imaging center since June 2007.	6	None

Annual Report | June 30, 2017	71

Cullen Funds Trust	Board of Trustees
June 30, 2017 (Unaudited)

OFFICERS

Other
	Position(s)	Term of Office		No. of Funds	Directorships
Name, Address	Held with	and Length of		in Complex	held by
and Year of Birth	Trust	Time Served**	Principal Occupation(s) During Past 5 Years	Overseen	Trustees

Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Vice Chairman and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice Chairman and Portfolio Manager Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A

Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue NewYork, NY 10022 Born: 1970	Secretary	Since 2000	Executive Director, Cullen Capital Management LLC, since May 2000; Portfolio Manager, Cullen Capital Management LLC, 2007 to present; Executive Director and Portfolio Manager, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A

Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006	Chief Compliance Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc. since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.	N/A	N/A

Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Operating Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc., since February 2007; Manager, KPMG LLP, from September 2001 to February 2007.	N/A	N/A

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

The Statement of Additional Information contains additional information about the Trustees and is available, free of charge, upon request by calling 1-877-485-8586.

72	www.cullenfunds.com

Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2017 (Unaudited)

At the May 25, 2017 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Adviser”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund (the “High Dividend Fund”), the Cullen International High Dividend Fund (the “International Fund”), the Cullen Small Cap Value Fund (the “Small Cap Fund”), the Cullen Value Fund (the “Value Fund”), the Cullen Emerging Markets High Dividend Fund (the “Emerging Markets Fund”), and the Cullen Enhanced Equity Income Fund (the “Equity Income Fund”) (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Adviser and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. The Independent Trustees met in several executive sessions (on February 9, 2017; May 10, 2017; and at the Meeting) and discussed the approval of the Investment Advisory Agreements with counsel at each such executive session, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements for the Funds, the Independent Trustees reviewed, among other things, the following items about the Adviser and the Funds, including: (i) copies of the Investment Advisory Agreements with respect to the Adviser’s management of each Fund; (ii) information describing the nature, quality, and extent of the services the Adviser will provide to each Fund, and the fee the Adviser receives from each Fund; (iii) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering advisory arrangements under the 1940 Act; and (iv) a report containing data compiled by FUSE Research Network (“FUSE”), comparing the advisory fees and expenses of each Fund with fees and expenses and performance of other funds with similar investment objectives and policies and to advisory fees paid by other clients of the Adviser. In addition, the Independent Trustees submitted to the Adviser a list of queries regarding the operations, management and functions of the Adviser as they relate to the services provided under the Investment Advisory Agreements and received feedback from the Adviser at the May 10, 2017 executive session and at the Meeting on each such question submitted.

In considering the approval of the continuation of the Investment Advisory Agreements, the Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including, among other things: the nature, quality, and extent of the services provided to each Fund by the Adviser; the personnel and operations of the Adviser; the investment performance of the Funds and the Adviser; the cost of services to be provided and profitability of the Adviser under the Investment Advisory Agreements; and any “fall-out” benefits to the Adviser (i.e., the ancillary benefits realized due to a relationship with the Trust); the extent to which economies of scale would be realized as the Funds grow; and whether the fee levels reflect these economies of scale for the benefit of Fund investors. In particular, the Independent Trustees considered and discussed the following with respect to each Fund:

(a) The nature, extent, and quality of services provided to each Fund by the Adviser. The Independent Trustees reviewed the services that the Adviser provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Adviser has as the Funds’ investment adviser, including, among other things: portfolio management and asset allocation; overall supervisory responsibility for the general management and investment of each Fund’s portfolio securities; and ultimate responsibility, subject to oversight by the Board, for the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Adviser’s experience, resources (including assets and similar financial data), profitability from managing the Funds, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on its experience, operations and resources.

(b) Comparison of services provided and fees charged by the Adviser and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as chosen by FUSE. The Independent Trustees reviewed such comparisons on a quarterly basis as presented by FUSE but also such comparisons on a longer-term basis that reflected the performance of both the Funds and such peer funds over such period. The Independent Trustees noted that the Adviser has entered into expense limitation agreements whereby the Adviser reimburses expenses and/or waives fees to keep the expenses through October 31, 2018 for the: (i) High Dividend Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25%, respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iii) Small Cap Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iv) Emerging Markets Fund’s Retail Class, Class C, Class I, of the Fund to 1.25%, 2.00%, and 1.00%, respectively, of the average net asset value of such respective Class; (v) Value Fund’s Retail Class, Class C, Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class; and (vi) Equity Income Fund’s Retail Class, Class C, and Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class.

Annual Report | June 30, 2017	73

Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2017 (Unaudited)

The Board also received and considered information about the fee rates charged to other accounts managed by the Adviser, including institutional accounts, and whether the Adviser was required to provide comparable, or lesser services, to such other accounts. The Independent Trustees noted that the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group and that such fees were reasonable in light of the overall scope of services provided by the Adviser to the Funds.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Adviser, and in light of the nature, quality, and extent of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, the Independent Trustees concluded that the level of fees paid to the Adviser with respect to each Fund were fair and reasonable.

(c) The Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and discussed the Adviser’s profitability, including the income it received in connection with its management of the Funds. The Independent Trustees discussed with representatives of the Adviser the costs of, and profitability to, the Adviser in connection with its serving as investment adviser to each Fund, including operational costs incurred.

(d) Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds on a quarterly basis and for the most recent fiscal year as a whole. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance, including risk-adjusted returns, compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports and noted that each Fund’s performance was comparable to its respective benchmarks.

(e) Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and expense limitation arrangement) compared to the total expense ratios (both including and excluding each fund’s fee waiver and expense limitation arrangement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation arrangements), taking into account the performance of the Funds versus such peer group over a quarterly and longer-term basis.

Conclusion. After extensive discussion, it was determined that no single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Adviser to the High Dividend Fund, International Fund, Small Cap Fund, Emerging Markets Fund, and Value Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

74	www.cullenfunds.com

Page Intentionally Left Blank

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the Registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Robert G. Garry, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal years ended June 30, 2017 and June 30, 2016, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $190,100 and $173,900, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended June 30, 2017 and June 30, 2016, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended June 30, 2017 and June 30, 2016, aggregate fees of $72,695 and $70,577, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)	All Other Fees: For the Registrant’s fiscal years ended June 30, 2017 and June 30, 2016, aggregate fees of $29,794 and $7,632, respectively, were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These services were related to International Reclaim Tax Services and software that provides information on international tax rates and treaties.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for the fiscal years ended June 30, 2017 and June 30, 2016 were $0 and $0, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The code of ethics that applies to the Registrant's principal executive officer and principal financial officer identified in Item 2 of Form N-CSR is attached hereto as EX-99.CODEETH.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

(b)	Certifications required by Item 12(b) are filed herewith as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 1, 2017

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	September 1, 2017